                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                              File No. 002-10765
                                                              File No. 811-00249

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

         Pre-Effective Amendment No.                                    / /

         Post-Effective Amendment No.  121                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

         Amendment No.   121

                          DELAWARE GROUP EQUITY FUNDS I
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:    As soon as possible after effectiveness.

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a)(1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    /X/     75 days after filing pursuant to paragraph (a)(2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

    / /        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new series of shares,  designated  as the  Delaware  Mid Cap Value  Fund.  The prospectuses  and  statement  of  additional  information  relating to the other series of the Registrant are not amended or superseded hereby.

                             --- C O N T E N T S ---

This  Post-Effective  Amendment  No.  121 to  Registration  File  No.  002-10765
includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

                                             Delaware
                                             Investments(R)
                                             A member of Lincoln Financial Group

VALUE-EQUITY

Prospectus        JANUARY [__], 2008
[GRAPHIC OMITTED]

                           DELAWARE MID CAP VALUE FUND
                           CLASS A |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                     page
Delaware Mid Cap Value Fund

How we manage the Fund                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                             page
Investment manager
Portfolio managers
Manager of managers structure
Who's who?

About your account                                               page
Investing in the Fund
   Choosing a class share
   Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of Contingent Deferred Sales Charges
How to buy shares
Fair valuation
Retirement plans
Document delivery
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions, and taxes
Certain management considerations

Financial highlights                                             page

Glossary                                                         page

Additional information                                           page

                                       2

Profile: Delaware Mid Cap Value Fund
Delaware  Mid Cap Value Fund is available  only to certain  residents of certain states.

What is the Fund's objective?
The Delaware Mid Cap Value Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in investments of medium-sized  companies whose stock prices appear low relative to their underlying value or future  potential.  Among other factors,  we consider the financial strength of a company,  its management,  the prospects for its industry,  and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our  individual  stock  selection,  seeking  companies that we believe have a sustainable ability to buy back shares,  lower debt, and/or increase or initiate dividends.  Under  normal  circumstances,  at least 80% of the Fund's net assets will be in investments  of  medium-sized  companies  (the 80% policy).  The Fund
considers   medium-sized   companies   to  be  those   companies   whose  market
capitalizations fall within the range represented in the Russell Midcap(R) Value
Index at the  time of the  Fund's  investment.  As of  December  31,  2007,  the smallest  company  included in the Index had a market  capitalization  of $[1.2]
billion   and  the  largest   company   included  in  the  Index  had  a  market
capitalization of $[19.5] billion.

The Fund's 80% policy can be  changed  without  shareholder  approval.  However, shareholders will be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance from particular companies or industries.  In addition,  Delaware Mid
Cap Value Fund invests in small-sized or medium-sized companies. These companies may involve  greater  risk due to their size,  narrow  product  lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking an investment primarily in common stocks
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-sized companies

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors whose primary goal is current income
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Mid Cap Value Fund performed?

There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

What are the Fund's fees and expenses?

------------------------------ --------------------------------- -------- ---------- ---------
Sales charges are fees paid    CLASS                                   A          C         R
directly from your             --------------------------------- -------- ---------- ---------
investments when you buy or    Maximum sales charge (load)
sell shares of the Fund.       imposed on purchases as a
You do not pay sales charges   percentage of offering price        5.75%       none      none
when you buy or sell Class R   --------------------------------- -------- ---------- ---------
shares.                        Maximum contingent deferred
                               sales charge (load) as a
                               percentage of original
                               purchase price or redemption
                               price, whichever is lower         none(1)   1.00%(2)      none
                               --------------------------------- -------- ---------- ---------
                               Maximum sales charge (load)
                               imposed on reinvested
                               dividends                            none       none      none
                               --------------------------------- -------- ---------- ---------
                               Redemption fees                      none       none      none
                               --------------------------------- -------- ---------- ---------
                               Exchange fees(3)                     none       none      none
------------------------------ --------------------------------- -------- ---------- ---------

------------------------------ --------------------------------- -------- ---------- ---------
Annual fund operating          CLASS                                   A          C         R
expenses are deducted from     --------------------------------- -------- ---------- ---------
the Fund's assets.             Management fees(4)                  0.75%      0.75%     0.75%
                               --------------------------------- -------- ---------- ---------
                               Distribution and service
                               (12b-1) fees(4)                     0.30%      1.00%     0.60%
                               --------------------------------- -------- ---------- ---------
                               Other expenses(5)                   0.34%      0.34%     0.34%
                               --------------------------------- -------- ---------- ---------
                               Total annual fund operating
                               expenses                            1.39%      2.09%     1.69%
------------------------------ --------------------------------- -------- ---------- ---------

------------------------------ --------- ---------- ----------- ----------------- ------------
This example is intended to    CLASS             A           C                 C            R
help you compare the cost of                                       (if redeemed)
investing in the Fund to the   --------- ---------- ----------- ----------------- ------------
cost of investing in other     1 year         $xxx        $xxx              $xxx         $xxx
mutual funds with similar      --------- ---------- ----------- ----------------- ------------
investment objectives. We      3 years        $xxx        $xxx              $xxx         $xxx
show the cumulative amount     --------- ---------- ----------- ----------------- ------------
of Fund expenses on a
hypothetical investment of
$10,000 with an annual 5%
return over the time shown.
The Fund's actual rate of
return may be greater or
less than the hypothetical
5% return we use here. This
example assumes that the
Fund's total operating
expenses remain unchanged in
each of the periods shown.
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.

------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to  redemptions  made  within  two years of  purchase.  Additional  Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.
(3)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R) Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

                                       4

(4)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from  exceeding  1.00% of the Fund's  average daily net assets and the Fund's distributor,  Delaware  Distributors,  L.P.  (Distributor),  has
     voluntarily  agreed to waive all 12b-1  fees.  These  expense  waivers  and reimbursements  may be discontinued at any time because they are voluntary, and they apply only to expenses  paid  directly  by the Fund.  The fees and expenses  shown in the table above do not reflect the voluntary  caps.  The following  table  shows the Fund's  operating  expenses  and  reflects  the
     Manager's and the Distributor's voluntary fee waivers.

        ------------------------------------------ --------- -------- ---------
        CLASS                                             A        C         R
        ------------------------------------------ --------- -------- ---------
        Management fees(4)                            0.66%    0.66%     0.66%
        ------------------------------------------ --------- -------- ---------
        Distribution and service (12b-1) fees(4)      0.00%    0.00%     0.00%
        ------------------------------------------ --------- -------- ---------
        Other expenses(5)                             0.34%    0.34%     0.34%
        ------------------------------------------ --------- -------- ---------
        Total annual fund operating expenses          1.00%    1.00%     1.00%
        ------------------------------------------ --------- -------- ---------

(5)  "Other expenses" are based on estimates for the current fiscal year.

                                       5

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We strive to identify medium-sized companies that we believe offer above-average opportunities  for  long-term  price  appreciation  because  their current stock prices do not appear to accurately  reflect the companies'  underlying  value or future earnings potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit, book value, or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have experienced poor earnings,  or their industry may be in the midst of a period of weak growth.

We will carefully  evaluate the financial  strength of a company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers,  or technological  breakthroughs.  Using this extensive analysis, our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

                                       6

The securities we typically invest in

Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

------------------------------------------- --------------------------------------
                Securities                             How we use them
------------------------------------------- --------------------------------------
Common stocks: Securities that represent    We will generally invest 90% to
shares of ownership in a corporation.       100% of the Fund's net assets in
Stockholders participate in the             common stocks.
corporation's profits proportionate to
the number of shares they own.
------------------------------------------- --------------------------------------
American Depositary Receipts (ADRs):        We may hold an unlimited amount of
Receipts issued by a U.S. depositary        ADRs that are actively traded in the
(usually a U.S. bank) that represent an     U.S. when we believe they offer
ownership interest in an underlying         greater value and greater
security that is held by the depositary.    appreciation potential than U.S.
An ADR entitles the holder to all           securities.
dividends and capital gains earned by the
underlying foreign shares.  ADRs are
typically bought and sold on U.S.
securities exchanges in the same way as
other U.S. securities.
------------------------------------------- --------------------------------------
Repurchase agreements: An agreement         Typically, we use repurchase
between a buyer of securities, such as a    agreements as a short-term investment
fund, and a seller of securities in which   for the Fund's cash position. In
the seller agrees to buy the securities     order to enter into these repurchase
back within a specified time at the same    agreements, the Fund must have
price the buyer paid for them, plus an      collateral of at least 102% of the
amount equal to an agreed upon interest     repurchase price. We will only enter
rate. Repurchase agreements are often       into repurchase agreements in which
viewed as equivalent to cash.               the collateral is comprised of U.S.
                                            Government securities.
------------------------------------------- --------------------------------------
Restricted securities: Privately placed     We may invest in privately placed
securities whose resale is restricted       securities, including those that are
under U.S. securities laws.                 eligible for resale only among
                                            certain institutional buyers without
                                            registration, which are commonly
                                            known as "Rule 144A Securities."
                                            Restricted securities that are
                                            determined to be illiquid may not
                                            exceed the Fund's 15% limit on
                                            illiquid securities.
------------------------------------------- --------------------------------------
Illiquid securities: Securities that do     We may invest up to 15% of the Fund's
not have a ready market and cannot be       net assets in illiquid securities.
easily sold within seven days at
approximately the price that a fund has
valued them.  Illiquid securities include
repurchase agreements maturing in more
than seven days.
------------------------------------------- --------------------------------------
Options: Options represent a right to buy   We may write call options and
or sell securities at an agreed upon        purchase put options on a covered
price at a future date. The purchaser of    basis only, and will not engage in
an option may or may not choose to go       option writing strategies for
through with the transaction. Certain       speculative purposes.
options may be considered to be
derivative securities.
------------------------------------------- --------------------------------------

We may  also  invest  in  other  securities  including  convertible  securities, warrants,  preferred stocks,  and bonds.  Please see the Statement of Additional
Information (SAI) for additional  descriptions of these  securities,  as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

                                       7

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's
assets  in  cash  or  cash   equivalents  or  other   high-quality,   short-term
instruments.  These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these instruments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

----------------------------------------- ----------------------------------------
                 Risks                          How we strive to manage them
----------------------------------------- ----------------------------------------
Market risk is the risk that all or a     We maintain a long-term investment
majority of the securities in a certain   approach and focus on securities that
market - like the stock or bond market    we believe can appreciate over an
- will decline in value because of        extended period of time regardless of
economic conditions, future               interim market fluctuations. We do not
expectations, or investor confidence.     try to predict overall stock market
                                          movements and though we may hold
                                          securities for any amount of time, we
                                          generally do not trade for short-term
                                          purposes.
----------------------------------------- ----------------------------------------
Industry and security risk: Industry      We limit the amount of the Fund's
risk is the risk that the value of        assets invested in any one industry and
securities in a particular industry       in any individual security. We also
will decline because of changing          follow a rigorous selection process
expectations for the performance of       when choosing securities and
that industry.                            continually monitor them while they
                                          remain in the portfolio.
Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of the
individual company issuing the stock or
bond.
----------------------------------------- ----------------------------------------
Small company risk is the risk that       To the extent, we invest the Fund's
prices of smaller companies' stocks may   assets in small companies, the Fund is
be more volatile than prices of larger    subject to this risk.  We maintain a
companies' stocks because of limited      well-diversified portfolio, select
financial resources or dependence on      stocks carefully, and monitor them
narrow product lines.                     continually. And, because we focus on
                                          stocks that are already selling at
                                          relatively low prices, we believe we
                                          may experience less price volatility
                                          than mid-cap funds that do not use a
                                          value-oriented strategy.
----------------------------------------- ----------------------------------------
Interest rate risk is the risk that       We analyze each company's financial
equity securities issued by small-sized   situation and its cash flow to
companies, which often borrow money to    determine the company's ability to
finance their operations, may be          finance future expansion and
adversely affected by rising interest     operations.  The potential effect that
rates.                                    rising interest rates might have on a
                                          stock is taken into consideration
                                          before the stock is purchased.
----------------------------------------- ----------------------------------------
Liquidity risk is the possibility that    We limit exposure to illiquid
securities cannot be readily sold         securities to 15% of the Fund's net
within seven days at approximately the    assets.
price that a fund has valued them.

The high yield secondary market is
particularly susceptible to liquidity
problems when institutional investors,
such as mutual funds and certain other
financial institutions, temporarily
stop buying bonds for regulatory,
financial, or other reasons.
----------------------------------------- ----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       9

Who manages the Fund

Investment manager
The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services.
For its services to the Fund, the Manager is entitled to be paid a fee of:

          0.75% of average daily net assets up to $500 million;
          0.70% of average daily net assets from $500 million to $1 billion;
          0.65% of average daily net assets from $1 billion to $2.5 billion; and
          0.60% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers
Christopher S. Beck has primary  responsibility for making day-to-day investment decisions for the Fund. When making investment  decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent P. Madden, and Kelly McKee.

Christopher S. Beck, CFA, Senior Vice President, Senior Portfolio Manager
Mr.  Beck,  who  joined   Delaware   Investments  in  1997,   leads  the  firm's
Small/Mid-Cap Value team. Previously,  he served as a vice president at Pitcairn
Trust  from  1995 to 1997,  where he  managed  small-capitalization  stocks  and analyzed  equity  sectors.  Before that he was chief  investment  officer of the
University of Delaware from 1992 to 1995 and held  management  positions  during his seven  years at Cypress  Capital  Management  and four  years at  Wilmington
Trust. Mr. Beck earned a bachelor's  degree at the University of Delaware and an
MBA  from  Lehigh  University,  and  he  is a  member  of  the  CFA  Society  of
Philadelphia.

Michael E. Hughes, CFA, Vice President, Senior Equity Analyst
Mr. Hughes is responsible for the analysis,  purchase,  and sale recommendations of  consumer  staples,  healthcare,  and  technology  securities  for the firm's
Small-Cap  Value  and  Mid-Cap  Value  portfolios.  Prior  to  joining  Delaware
Investments  in 2002,  Mr.  Hughes was a vice  president  of equity  research at
Raymond  James &  Associates  and a limited  partner of equity  research at J.C.
Bradford.  He received a bachelor's  degree in finance from Siena College and an
MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst
Mr. Madden is responsible  for equity  research of consumer  services,  consumer cyclicals, transportation, and business services stocks for the firm's Small-Cap
Value and Mid-Cap Value  portfolios.  Prior to joining  Delaware  Investments in
2004,  he was an  equity  analyst  at  Gartmore  Global  Investments,  where  he specialized  in  technology  and  telecommunications.  He has also  worked as an equity  analyst for Federated  Investors,  where he gained  experience  covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst.  Mr.  Madden  holds  a  bachelor's  degree  in  economics  from  DePauw
University and an MBA from the University of Chicago.

Kelley A. McKee, CFA, Equity Analyst
Ms. McKee joined Delaware  Investments in July 2005 as an equity analyst for the firm's  Small-Cap  Value and  Mid-Cap  Value  portfolios,  where she assists the portfolio managers with financial modeling and coverage of various sectors.  For the three years prior, she participated in Lincoln Financial Group's  rotational
Professional  Development  Program.  Ms.  McKee  earned a  bachelor's  degree in finance from Georgetown University.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (the  Manager of  Managers  Structure).  Under the Manager of Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing

                                       10

the Fund's sub-advisors and recommending to the Board their hiring, termination, or  replacement.  The SEC  order  does  not  apply  to any  sub-advisor  that is affiliated  with the Fund or the Manager.  While the Manager does not  currently expect to use the Manager of Managers  Structure  with respect to the Fund,  the
Manager may, in the future,  recommend to the Fund's Board the  establishment of the  Manager of Managers  Structure  by  recommending  the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       11

Who's who?

This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                         Pittsburgh, PA  15285

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 9 for details)
                                            Financial advisors

                                             Shareholders

Board of Trustees   A mutual fund is governed by a board of  trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler  Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

                                       12

Service agent   Mutual fund companies employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       13

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You  may  qualify  for  other  reduced  sales  charges  and  under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge."

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class C and  Class R  shares.  See  "Dealer compensation"  below for further  information.  The Fund's  Distributor has voluntarily agreed to waive the 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

o    Class A shares  generally  are not  subject to a CDSC except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

---------------------------------- ------------------------ --------------------------
                                       Sales charge as %         Sales charge as %
      Amount of purchase               of offering price      of net amount invested
---------------------------------- ------------------------ --------------------------
        Less than $50,000                     5.75%                  6.54%
---------------------------------- ------------------------ --------------------------
   $50,000 but under $100,000                 4.75%                  5.41%
---------------------------------- ------------------------ --------------------------
   $100,000 but under $250,000                3.75%                  4.31%
---------------------------------- ------------------------ --------------------------
   $250,000 but under $500,000                2.50%                  3.00%
---------------------------------- ------------------------ --------------------------
  $500,000 but under $1 million               2.00%                  2.44%
---------------------------------- ------------------------ --------------------------
       $1 million or more                None (Limited          None (Limited
                                       CDSC may apply)*         CDSC may apply)*
---------------------------------- ------------------------ --------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the NAV at the time the
     Class A shares being redeemed were purchased;  or (2) the NAV of such Class
     A shares at the time of redemption.  For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of the Class A shares even if those  shares are later  exchanged  for shares of another  Delaware
     Investments(R) Fund and, in the event of an exchange of Class A shares, the
     "NAV of such  shares  at the  time  of  redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.

                                       14

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of Contingent Deferred Sales Charges - Class C" below.

o    Under certain  circumstances the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers,  or others for  providing  services and  maintaining shareholder  accounts.  The Fund's  Distributor has  voluntarily  agreed to waive the 12b-1 fee.  This waiver is  voluntary  and may be  terminated  or modified at any time.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Class C shares do not automatically convert to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than  the  12b-1  fee for  Class  C  shares.  The  Fund's  Distributor  has voluntarily agreed to waive the 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Class R shares do not automatically convert to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers
     from   plans   that   were   previously    maintained   on   the   Delaware
     Investments(R)retirement   recordkeeping   system  or  BISYS's   retirement
     recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

                                       15

Calculation of Contingent Deferred Sales Charges - Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class C shares of the Fund,  even if those  shares  are later  exchanged  for shares of another Delaware  Investments(R)  Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of redemption"  will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

----------------------------------------- ------------ ------------- ------------
                                           Class A(1)   Class C(2)    Class R(3)
----------------------------------------- ------------ ------------- ------------
Commission (%)                                 -          1.00%           -
----------------------------------------- ------------ ------------- ------------
  Investment less than $50,000               5.00%          -             -
----------------------------------------- ------------ ------------- ------------
  $50,000 but less than $100,000             4.00%          -             -
----------------------------------------- ------------ ------------- ------------
  $100,000 but less than $250,000            3.00%          -             -
----------------------------------------- ------------ ------------- ------------
  $250,000 but less than $500,000            2.00%          -             -
----------------------------------------- ------------ ------------- ------------
  $500,000 but less than $1,000,000          1.60%          -             -
----------------------------------------- ------------ ------------- ------------
  $1,000,000 but less than $5,000,000        1.00%          -             -
----------------------------------------- ------------ ------------- ------------
  $5,000,000 but less than $25,000,000       0.50%          -             -
----------------------------------------- ------------ ------------- ------------
  $25,000,000 or more                        0.25%          -             -
----------------------------------------- ------------ ------------- ------------
12b-1 Fee to Dealer                          0.30%        1.00%         0.60%
----------------------------------------- ------------ ------------- ------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets; however, the  Distributor  is  presently  waiving  the  12b-1  fee.  This  waiver is voluntary and may be terminated or modified at any time.
(2)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. The maximum 12b-1 fee applied to Class C shares is
     1.00% of average daily net assets,  however,  the  Distributor is presently waiving the 12b-1 fee.  This waiver is voluntary  and may be  terminated or waived at any time.
(3)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets;  however,  the  Distributor is presently  waiving  the 12b-1  fee.  This  waiver is  voluntary  and may be terminated or modified at any time.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

                                       16

For more information, please see the Fund's SAI.

                                       17

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R) Fund holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front  sales  charge or CDSC.  We reserve the right to determine whether any purchase is entitled,  by virtue of the foregoing,  to the reduced sales charge.

----------------- ------------------------------ --------------------------------------------
Program                   How it works                                      Share class
----------------- ------------------------------ --------------------- ----------------------
                                                          A                      C
----------------- ------------------------------ --------------------- ----------------------
Letter of Intent  Through a Letter of Intent,             X            Although the Letter
                  you agree to invest a                                of Intent and Rights
                  certain amount in Delaware                           of Accumulation do
                  Investments(R) Funds (except                         not apply to the
                  money market funds with no                           purchase of Class C
                  sales charge) over a                                 shares, you can
                  13-month period to qualify                           combine your
                  for reduced front-end sales                          purchase of Class A
                  charges.                                             shares with your
----------------- ------------------------------ --------------------- purchase of Class C
Rights of         You can combine your                    X            shares to fulfill
Accumulation      holdings or purchases of all                         your Letter of
                  Delaware Investments(R) Funds                        Intent or qualify
                  (except money market funds                           for Rights of
                  with no sales charge), as                            Accumulation.
                  well as the holdings and
                  purchases of your spouse and
                  children under 21 to qualify
                  for reduced front-end sales
                  charges.
----------------- ------------------------------ --------------------- ----------------------
Reinvestment of   Up to 12 months after you      For Class A, you      Not available.
Redeemed Shares   redeem shares, you can         will not have to
                  reinvest the proceeds          pay an additional
                  without paying a sales         front-end sales
                  charge.                        charge.
----------------- ------------------------------ --------------------- ----------------------
SIMPLE IRA, SEP   These investment plans may              X            There is no
IRA, SAR/SEP,     qualify for reduced sales                            reduction in sales
Profit Sharing,   charges by combining the                             charges for Class C
Pension,          purchases of all members of                          shares for group
401(k), SIMPLE    the group. Members of these                          purchases by
401(k),           groups may also qualify to                           retirement plans.
403(b)(7), and    purchase shares without a
457 Retirement    front-end sales charge and
Plans             may qualify for a waiver of
                  any CDSCs on Class A shares.
----------------- ------------------------------ --------------------- ----------------------

                                       18

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware  Investments(R)  Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware  Investments(R)  Fund, the Manager, or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware  Investments(R)  Funds;  and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel,  or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  managers if such  brokers,  dealers,  or investment managers  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class, if applicable.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       19

Waivers of Contingent Deferred Sales Charges

The Fund's applicable CDSCs may be waived under the following circumstances:

    ------------------------------------------- ---------------- -------------------
                                                                    Share Class
                     Category                         A*                 C
    ------------------------------------------- ---------------- -------------------
    Redemptions in accordance with a                   X                 X
    Systematic Withdrawal Plan, provided the
    annual amount selected to be withdrawn
    under the Plan does not exceed 12% of the
    value of the account on the date that the
    Systematic Withdrawal Plan was
    established or modified.
    ------------------------------------------- ---------------- -------------------
    Redemptions that result from the Fund's            X                 X
    right to liquidate a shareholder's
    account if the aggregate NAV of the
    shares held in the account is less than
    the then-effective minimum account size.
    ------------------------------------------- ---------------- -------------------
    Distributions to participants or                   X           Not available.
    beneficiaries from a retirement plan
    qualified under Section 401(a) of the
    Internal Revenue Code (Code).
    ------------------------------------------- ---------------- -------------------
    Redemptions pursuant to the direction of           X           Not available.
    a participant or beneficiary of a
    retirement plan qualified under Section
    401(a) of the Code with respect to that
    retirement plan.
    ------------------------------------------- ---------------- -------------------
    Periodic distributions from an IRA (i.e.,          X                 X
    IRA, Roth IRA, Coverdell Education
    Savings Account, SIMPLE IRA, SAR/SEP, or
    SEP/IRA) or a qualified plan** (403(b)(7)
    plan, 457 Deferred Compensation Plan,
    Profit Sharing Plan, Money Purchase Plan,
    or 401(k) Defined Contribution Plan) not
    subject to a penalty under Section
    72(t)(2)(A) of the Code or a hardship or
    unforeseen emergency provision in the
    qualified plan as described in Treas.
    Reg.§1.401(k)-1(d)(3) and Section
    457(d)(1)(A)(iii) of the Code.
    ------------------------------------------- ---------------- -------------------
    Returns of excess contributions due to             X                 X
    any regulatory limit from an IRA (i.e.,
    IRA, Roth IRA, Coverdell Education
    Savings Account, SIMPLE IRA, SAR/SEP, or
    SEP/IRA) or a qualified plan (403(b)(7)
    plan, 457 Deferred Compensation Plan,
    Profit Sharing Plan, Money Purchase Plan,
    or 401(k) Defined Contribution Plan).
    ------------------------------------------- ---------------- -------------------
    Distributions by other employee benefit            X           Not available.
    plans to pay benefits.
    ------------------------------------------- ---------------- -------------------
    Systematic withdrawals from a retirement           X                 X
    account or qualified plan that are not
    subject to a penalty pursuant to Section
    72(t)(2)(A) of the Code or a hardship or
    unforeseen emergency provision in the
    qualified plan** as described in Treas.
    Reg.§1.401(k)-1(d)(3) and Section
    457(d)(1)(A)(iii) of the Code.  The
    systematic withdrawal may be pursuant to
    Delaware Investments(R) Funds' Systematic
    Withdrawal Plan or a systematic
    withdrawal permitted by the Code.
    ------------------------------------------- ---------------- -------------------
    Distributions from an account of a                 X                 X
    redemption resulting from the death or
    disability (as defined in Section
    72(t)(2)(A) of the Code) of a registered
    owner or a registered joint owner
    occurring after the purchase of the
    shares being redeemed.  In the case of
    accounts established
    ------------------------------------------- ---------------- -------------------

                                       20

    ------------------------------------------- ---------------- -------------------
                                                                    Share Class
                     Category                         A*                 C
    ------------------------------------------- ---------------- -------------------
    under the Uniform
    Gifts to Minors Act or Uniform Transfers
    to Minors Act or trust accounts, the
    waiver applies upon the death of all
    beneficial owners.
    ------------------------------------------- ---------------- -------------------
    Redemptions by certain legacy retirement           X                 X
    assets that meet the requirements set
    forth in the SAI.
    ------------------------------------------- ---------------- -------------------
    Redemptions by the classes of                      X           Not available.
    shareholders who are permitted to
    purchase shares at NAV, regardless of the
    size of the purchase.  See "Buying Class
    A shares at Net Asset Value" above.
    ------------------------------------------- ---------------- -------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is available  free of charge on the Delaware  Investments(R)  Funds' Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the SAI, which is available upon request.

                                       21

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       22

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase  is $250  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs, or Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

                                       23

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       24

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       25

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments,  such as Social Security, or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Funds' Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)   Fund.  The  shares  that  you  purchase  through  the  Dividend
Reinvestment Plan

                                       26

are  not  subject  to a  front-end  sales  charge  or  to  a  CDSC.  Under  most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)  Fund without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds,  your new  shares  will be  subject  to the same CDSC as the  shares  you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original  shares being credited toward the holding  period of your new shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange.  When you exchange shares,  you are purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying shares through an exchange.  We may refuse the purchase side of any exchange  request if in the  Manager's  judgment,  the Fund would be unable to invest  effectively in accordance  with its  investment  objective and policies or would otherwise potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer of  $100,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC  for  Class A  shares  and the  CDSC for C shares redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all  redemptions  under the Plan will be subject to the applicable
CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not

                                       27

necessarily  deemed  accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

                                       28

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends  and  Distributions.  The  Fund  intends  to  qualify  as a  regulated investment company under the Code. As a regulated  investment company,  the Fund generally  pays no federal  income tax on the income and gains it distributes to you.  The Fund  expects  to declare  and  distribute  all of its net  investment income,  if any, to  shareholders  as  dividends  quarterly.  The Fund will also distribute net realized capital gains, if any, at least annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

                                       29

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion income by the Fund. Income received by the Fund from certain  equity  interests  in mortgage  pooling  vehicles is treated as "excess inclusion  income."  The Fund may derive such  income  either as a result of its direct  investment in such interests or,  indirectly,  through its investment in real estate  investment  trusts that hold such interests or otherwise qualify as taxable  mortgage pools.  In general,  this income is required to be reported to
Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the  shareholders directly received the excess inclusion income.  Excess inclusion income: (i) may not be offset with net operating  losses;  (ii)  represents  unrelated  business taxable  income  (UBTI) in the hands of a tax-exempt  shareholder  that is not a disqualified  organization;  and (iii) is subject to  withholding  tax,  without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. The Fund must pay the tax on its  excess  inclusion  income  that is  allocable  to  "disqualified organizations," which are generally certain cooperatives, governmental entities, and tax-exempt  organizations that are not subject to tax on UBTI. To the extent that the Fund shares  owned by a  disqualified  organization  are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other  nominee  of the  excess  inclusion  income  allocable  to them and the broker/dealer  or other  nominee  must pay the tax on the  portion of the Fund's excess  inclusion  income  allocable  to  them  on  behalf  of the  disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)  Funds.  From time to time, the Fund may experience large  investments or redemptions  due to allocations or  rebalancings  by these funds of funds and/or  similar  investment  vehicles.  While it is impossible to predict  the  overall  impact of these  transactions  over time,  there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities  or invest cash at times when it would not  otherwise do so.
These  transactions  could  also have tax  consequences  if sales of  securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

                                       30

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

                                       31

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R) Value Index
The Russell Midcap Value Index measures the  performance of those Russell Midcap companies with lower  price-to-book  ratios and lower forecasted  growth values.
The  Russell Midcap(R) Index  measures  the  performance  of  the  800  smallest companies in the Russell 1000 Index,  which represent  approximately  26% of the total market capitalization of the Russell 1000 Index.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate financial advisors for advice and service provided.

                                       32

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       33

DELAWARE MID CAP    Additional  information  about  the  Fund's  investments  is
VALUE FUND          available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can find more  information  about the Fund in the  current  SAI, which we have filed electronically with the SEC and which is legally a part of this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI or the annual or semiannual  report,  or if you have any  questions  about investing  in the  Fund,  you can  write  to us at P.O.  Box
                    219656, Kansas City, MO 64121-9656 by regular mail or 430 W.
                    7th  Street,  Kansas  City,  MO 64105 by  overnight  courier service or call  toll-free 800 523-1918.  Please do not send any correspondence to 2005 Market Street,  Philadelphia,  PA
                    19103-7094. The Fund's SAI and annual and semiannual reports to shareholders are also available,  free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also obtain additional  information about the Fund from your financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 551-8090.

                    ------------------------------------------------------------
                    Contact Information

                    Web site
                    www.delawareinvestments.com

                    Email
                    service@delinvest.com

                    Shareholder Service Center
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:
                    o    For fund  information,  literature,  price,  yield, and
                         performance figures.
                    o    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone redemptions,
                         and telephone exchanges.

                                    Delaphone Service
                                    800 362-FUND (800 362-3863)
                    o    For convenient access to account information or current
                         performance  information on all Delaware Investments(R)
                         Funds  seven  days a week,  24  hours a day,  use  this
                         Touch-Tone(R) service.

                    DELAWARE MID CAP VALUE FUND SYMBOLS
                                                    CUSIP           NASDAQ
                    Class A
                    Class C
                    Class R

                    Investment Company Act file number: 811-00249

                                       34

                                             Delaware
                                             Investments(R)
                                             A member of Lincoln Financial Group
VALUE-EQUITY

Prospectus        JANUARY [__], 2008
[GRAPHIC OMITTED]

                           DELAWARE MID CAP VALUE FUND
                           INSTITUTIONAL CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                     page
Delaware Mid Cap Value Fund

How we manage the Fund                                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                             page
Investment manager
Portfolio managers
Manager of managers structure
Who's who?

About your account                                               page
Investing in the Fund
Payments to intermediaries
How to buy shares
Fair valuation
Document delivery
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes
Certain management considerations

Financial highlights                                             page

Glossary                                                         page

Additional information                                           page

                                       1

Profile: Delaware Mid Cap Value Fund

Delaware  Mid Cap Value Fund is available  only to certain  residents of certain states.

What is the Fund's objective?
The Delaware Mid Cap Value Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in investments of medium-sized  companies whose stock prices appear low relative to their underlying value or future  potential.  Among other factors,  we consider the financial strength of a company,  its management,  the prospects for its industry,  and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our  individual  stock  selection,  seeking  companies that we believe have a sustainable ability to buy back shares,  lower debt, and/or increase or initiate dividends.  Under  normal  circumstances,  at least 80% of the Fund's net assets will be in investments  of  medium-sized  companies  (the 80% policy).  The Fund
considers   medium-sized   companies   to  be  those   companies   whose  market
capitalizations fall within the range represented in the Russell  Midcap(R)Value
Index at the  time of the  Fund's  investment.  As of  December  31,  2007,  the smallest  company  included in the Index had a market  capitalization  of $[1.2]
billion   and  the  largest   company   included  in  the  Index  had  a  market
capitalization of $[19.5] billion.

The Fund's 80% policy can be  changed  without  shareholder  approval.  However, shareholders will be given notice at least 60 days prior to any change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance from particular companies or industries.  In addition,  Delaware Mid
Cap Value Fund invests in small-sized or medium-sized companies. These companies may involve  greater  risk due to their size,  narrow  product  lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 8.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals
o    Investors seeking an investment primarily in common stocks
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-sized companies

Who should not invest in the Fund
o    Investors with short-term financial goals
o    Investors whose primary goal is current income
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short term

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Mid Cap Value Fund performed?

There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

What are the Fund's fees and expenses?

------------------------------------- ------------------------------- ------------------
You do not pay sales charges          CLASS                               INSTITUTIONAL
directly from your investments when   ------------------------------- ------------------
you buy or sell shares of the         Maximum sales charge (load)
Institutional Class.                  imposed on purchases as a
                                      percentage of offering price                 none
                                      ------------------------------- ------------------
                                      Maximum contingent deferred
                                      sales charge (load) as a
                                      percentage of original
                                      purchase price or redemption
                                      price, whichever is lower                    none
                                      ------------------------------- ------------------
                                      Maximum sales charge (load)
                                      imposed on reinvested
                                      dividends                                    none
                                      ------------------------------- ------------------
                                      Redemption fees                              none
                                      ------------------------------- ------------------
                                      Exchange fees(1)                             none
------------------------------------- ------------------------------- ------------------

------------------------------------- ------------------------------- ------------------
Annual fund operating expenses are    CLASS                               INSTITUTIONAL
deducted from the Fund's assets.      ------------------------------- ------------------
                                      Management fees(2)                          0.75%
------------------------------------- ------------------------------- ------------------
                                      Distribution and service
                                      (12b-1) fees                                 none
------------------------------------- ------------------------------- ------------------
                                      Other expenses(3)                           0.34%
------------------------------------- ------------------------------- ------------------
                                      Total annual fund operating
                                      expenses                                    1.09%
------------------------------------- ------------------------------- ------------------

 ------------------------------------ ------------------------------- ------------------
 This example is intended to help     CLASS                               INSTITUTIONAL
 you compare the cost of investing    ------------------------------- ------------------
 in the Fund to the cost of           1 year                                       $xxx
 investing in other mutual funds      ------------------------------- ------------------
 with similar investment              3 years                                      $xxx
 objectives. We show the cumulative   ------------------------------- ------------------
 amount of Fund expenses on a
 hypothetical investment of $10,000
 with an annual 5% return over the
 time shown.  The Fund's actual
 rate of return may be greater or
 less than the hypothetical 5%
 return we use here.  This example
 assumes that the Fund's total
 operating expenses remain
 unchanged in each of the periods
 shown.  This is an example only,
 and does not represent future
 expenses, which may be greater or
 less than those shown here.
 ------------------------------------ -----------------------------------------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from exceeding 1.00% of the Fund's average daily net assets. These expense waivers and  reimbursements may be discontinued at any time because they are  voluntary,  and they apply only to expenses  paid directly by the
     Fund.  The fees and  expenses  shown in the table  above do not reflect the voluntary caps. The following table shows the Fund's operating expenses and reflects the Manager's voluntary fee waivers.

                                       3

        -------------------------------------------- ------------------
        CLASS                                            INSTITUTIONAL
        -------------------------------------------- ------------------
        Management fees                                          0.66%
        -------------------------------------------- ------------------
        Distribution and service (12b-1) fees                    0.00%
        -------------------------------------------- ------------------
        Other expenses                                           0.34%
        -------------------------------------------- ------------------
        Total annual fund operating expenses                     1.00%
        -------------------------------------------- ------------------

(3)  "Other expenses" are based on estimates for the current fiscal year.

                                       4

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goal.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We strive to identify medium-sized companies that we believe offer above-average opportunities  for  long-term  price  appreciation  because  their current stock prices do not appear to accurately  reflect the companies'  underlying  value or future earnings potential.

Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profit, book value, or cash flow.
Companies  may be  undervalued  for many  reasons.  They may be unknown to stock analysts,  they may have experienced poor earnings,  or their industry may be in the midst of a period of weak growth.

We will carefully  evaluate the financial  strength of a company,  the nature of its  management,  any  developments  affecting  the  company  or  its  industry, anticipated new products or services,  possible  management  changes,  projected takeovers,  or technological  breakthroughs.  Using this extensive analysis, our goal is to pinpoint the  companies  within the universe of  undervalued  stocks, whose true value is likely to be  recognized  and  rewarded  with a rising stock price in the future.

The Fund's investment  objective is  non-fundamental.  This means that the Board may change the Fund's objective without obtaining  shareholder  approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

                                       5

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

------------------------------------------ -------------------------------------
               Securities                             How we use them
------------------------------------------ -------------------------------------
Common stocks: Securities that represent   Generally, we invest 90% to 100% of
shares of ownership in a corporation.      the Fund's net assets in common
Stockholders participate in the            stocks.
corporation's profits proportionate to
the number of shares they own.
------------------------------------------ -------------------------------------
American Depositary Receipts (ADRs):       We may hold an unlimited amount of
Receipts issued by a U.S. depositary       ADRs that are actively traded in the
(usually a U.S. bank) that represent an    U.S. when we believe they offer
ownership interest in an underlying        greater value and greater
security that is held by the depositary.   appreciation potential than U.S.
An ADR entitles the holder to all          securities.
dividends and capital gains earned by
the underlying foreign shares.  ADRs are
typically bought and sold on U.S.
securities exchanges in the same way as
other U.S. securities.
------------------------------------------ ---------------------------------------
Repurchase agreements: An agreement        Typically, we use repurchase
between a buyer of securities, such as a   agreements as a short-term investment
fund, and a seller of securities in        for the Fund's cash position. In
which the seller agrees to buy the         order to enter into these repurchase
securities back within a specified time    agreements, the Fund must have
at the same price the buyer paid for       collateral of at least 102% of the
them, plus an amount equal to an agreed    repurchase price. We will only enter
upon interest rate. Repurchase             into repurchase agreements in which
agreements are often viewed as             the collateral is comprised of U.S.
equivalent to cash.                        Government securities.
------------------------------------------ -------------------------------------
Restricted securities: Privately placed    We may invest in privately placed
securities whose resale is restricted      securities, including those that are
under U.S. securities laws.                eligible for resale only among
                                           certain institutional buyers without
                                           registration, which are commonly
                                           known as "Rule 144A Securities."
                                           Restricted securities that are
                                           determined to be illiquid may not
                                           exceed the Fund's 15% limit on
                                           illiquid securities.
------------------------------------------ -------------------------------------
Illiquid securities: Securities that do    We may invest up to 15% of the Fund's
not have a ready market and cannot be      net assets in illiquid securities.
easily sold within seven days at
approximately the price that a fund has
valued them.  Illiquid securities
include repurchase agreements maturing
in more than seven days.
------------------------------------------ -------------------------------------
Options: Options represent a right to      We may write call options and
buy or sell securities at an agreed upon   purchase put options on a covered
price at a future date. The purchaser of   basis only, and will not engage in
an option may or may not choose to go      option writing strategies for
through with the transaction. Certain      speculative purposes.
options may be considered to be
derivative securities.
------------------------------------------ -------------------------------------

We may  also  invest  in  other  securities  including  convertible  securities, warrants,  preferred stocks,  and bonds.  Please see the Statement of Additional
Information (SAI) for additional  descriptions of these  securities,  as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes  or to  facilitate  redemptions.  We will be required to pay interest to the lending banks on the amounts  borrowed.  As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

                                       6

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's
assets  in  cash  or  cash   equivalents  or  other   high-quality,   short-term
instruments.  These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these instruments,  the Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       7

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the principal risks you assume when investing in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

----------------------------------------- -----------------------------------------
                 Risks                          How we strive to manage them
----------------------------------------- -----------------------------------------
Market risk is the risk that all or a     We maintain a long-term investment
majority of the securities in a certain   approach and focus on securities that we
market - like the stock or bond market    believe can appreciate over an extended
- will decline in value because of        period of time regardless of interim
economic conditions, future               market fluctuations. We do not try to
expectations, or investor confidence.     predict overall stock market movements
                                          and though we may hold securities for
                                          any amount of time, we generally do not
                                          trade for short-term purposes.
----------------------------------------- -----------------------------------------
Industry and security risk: Industry      We limit the amount of the Fund's assets
risk is the risk that the value of        invested in any one industry and in any
securities in a particular industry       individual security. We also follow a
will decline because of changing          rigorous selection process when choosing
expectations for the performance of       securities and continually monitor them
that industry.                            while they remain in the portfolio.

Security risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of the
individual company issuing the stock or
bond.
----------------------------------------- -----------------------------------------
Small company risk is the risk that       To the extent, we invest the Fund's
prices of smaller companies' stocks may   assets in small companies, the Fund is
be more volatile than prices of larger    subject to this risk.  We maintain a
companies' stocks because of limited      well-diversified portfolio, select
financial resources or dependence on      stocks carefully, and monitor them
narrow product lines.                     continually. And, because we focus on
                                          stocks that are already selling at
                                          relatively low prices, we believe we may
                                          experience less price volatility than
                                          mid-cap funds that do not use a
                                          value-oriented strategy.
----------------------------------------- -----------------------------------------
Interest rate risk is the risk that       We analyze each company's financial
equity securities issued by small-sized   situation and its cash flow to determine
companies, which often borrow money to    the company's ability to finance future
finance their operations, may be          expansion and operations.  The potential
adversely affected by rising interest     effect that rising interest rates might
rates.                                    have on a stock is taken into
                                          consideration before the stock is
                                          purchased.
----------------------------------------- -----------------------------------------
Liquidity risk is the possibility that    We limit exposure to illiquid securities
securities cannot be readily sold         to 15% of the Fund's net assets.
within seven days at approximately the
price that a fund has valued them.

The high yield secondary market is
particularly susceptible to liquidity
problems when institutional investors,
such as mutual funds and certain other
financial institutions, temporarily
stop buying bonds for regulatory,
financial, or other reasons.
----------------------------------------- -----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       8

Who manages the Fund

Investment manager

The Fund is managed by Delaware  Management  Company (the Manager),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services.
For its services to the Fund, the Manager is entitled to be paid a fee of:

          0.75% of average daily net assets up to $500 million;
          0.70% of average daily net assets from $500 million to $1 billion;
          0.65% of average daily net assets from $1 billion to $2.5 billion; and
          0.60% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers
Christopher S. Beck has primary  responsibility for making day-to-day investment decisions for the Fund. When making investment  decisions for the Fund, Mr. Beck regularly consults with Michael E. Hughes, Kent P. Madden, and Kelly McKee.

Christopher S. Beck, CFA, Senior Vice President, Senior Portfolio Manager
Mr.  Beck,  who  joined   Delaware   Investments  in  1997,   leads  the  firm's
Small/Mid-Cap Value team. Previously,  he served as a vice president at Pitcairn
Trust  from  1995 to 1997,  where he  managed  small-capitalization  stocks  and analyzed  equity  sectors.  Before that he was chief  investment  officer of the
University of Delaware from 1992 to 1995 and held  management  positions  during his seven  years at Cypress  Capital  Management  and four  years at  Wilmington
Trust. Mr. Beck earned a bachelor's  degree at the University of Delaware and an
MBA  from  Lehigh  University,  and  he  is a  member  of  the  CFA  Society  of
Philadelphia.

Michael E. Hughes, CFA, Vice President, Senior Equity Analyst
Mr. Hughes is responsible for the analysis,  purchase,  and sale recommendations of  consumer  staples,  healthcare,  and  technology  securities  for the firm's
Small-Cap  Value  and  Mid-Cap  Value  portfolios.  Prior  to  joining  Delaware
Investments  in 2002,  Mr.  Hughes was a vice  president  of equity  research at
Raymond  James &  Associates  and a limited  partner of equity  research at J.C.
Bradford.  He received a bachelor's  degree in finance from Siena College and an
MBA from Vanderbilt University.

Kent P. Madden, CFA, Equity Analyst
Mr. Madden is responsible  for equity  research of consumer  services,  consumer cyclicals, transportation, and business services stocks for the firm's Small-Cap
Value and Mid-Cap Value  portfolios.  Prior to joining  Delaware  Investments in
2004,  he was an  equity  analyst  at  Gartmore  Global  Investments,  where  he specialized  in  technology  and  telecommunications.  He has also  worked as an equity  analyst for Federated  Investors,  where he gained  experience  covering small-capitalization consumer stocks, and Lehman Brothers as a corporate finance analyst.  Mr.  Madden  holds  a  bachelor's  degree  in  economics  from  DePauw
University and an MBA from the University of Chicago.

Kelley A. McKee, CFA, Equity Analyst
Ms. McKee joined Delaware  Investments in July 2005 as an equity analyst for the firm's  Small-Cap  Value and  Mid-Cap  Value  portfolios,  where she assists the portfolio managers with financial modeling and coverage of various sectors.  For the three years prior, she participated in Lincoln Financial Group's  rotational
Professional  Development  Program.  Ms.  McKee  earned a  bachelor's  degree in finance from Georgetown University.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (the  Manager of  Managers  Structure).  Under the Manager of Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing the

                                       9

Fund's sub-advisors and recommending to the Board their hiring,  termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend to the Fund's Board the  establishment  of the Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       10

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                            Board of Trustees
Investment manager                                                                Custodian
Delaware Management Company                                                       Mellon Bank, N.A.
2005 Market Street                                                                One Mellon Center
Philadelphia, PA 19103-7094                      The Fund                         Pittsburgh, PA  15285

                             Distributor                               Service agent
                             Delaware Distributors, L.P.               Delaware Service Company, Inc.
                             2005 Market Street                        2005 Market Street
                             Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                             Financial intermediary wholesaler
                             Lincoln Financial Distributors, Inc.
                             2001 Market Street
                             Philadelphia, PA 19103-7055
Portfolio managers
(see page 9 for details)

                                             Shareholders

Board of Trustees  A mutual fund is  governed by a board of  trustees, which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian    Mutual funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor   Most mutual  funds  continuously  offer new  shares to the  public through  distributors  who are  regulated as  broker/dealers  and are subject to
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary wholesaler  Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       11

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       12

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Manager or its affiliates and of securities  dealer  firms  with a selling  agreement  with the  distributor
     (Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiilates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  accounts  of its  trust  customers  for  whom the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high net  worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain  plans  qualified  under  Section 529 of the Internal  Revenue Code
     (Code) for which the Fund's Manager, Distributor,  service agent, or one or more of their affiliates provide recordkeeping,  administrative, investment management, marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to Intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       13

How to buy shares

 [GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE ILLUSTRATION]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C, or Class R shares. To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

                                       14

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send you one copy of the Fund's prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 362-7500 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       15

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request.  For  redemptions of more than $100,000,  you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992.  Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R) Fund. If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class B, Class
C, or Class R shares of another Delaware  Investments(R) Fund. We may refuse the purchase side of any exchange  request if, in the Manager's  judgment,  the Fund would be  unable  to  invest  effectively

                                       16

in accordance  with its  investment  objective  and policies or would  otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

                                       17

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes
Dividends  and  Distributions.  The  Fund  intends  to  qualify  as a  regulated investment company under the Code. As a regulated  investment company,  the Fund generally  pays no federal  income tax on the income and gains it distributes to you.  The Fund  expects  to declare  and  distribute  all of its net  investment income,  if any, to  shareholders  as  dividends  quarterly.  The Fund will also distribute net realized capital gains, if any, at least annually.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified  information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

                                       18

Avoid "Buying A Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware  Investments(R)  Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion income by the Fund. Income received by the Fund from certain  equity  interests  in mortgage  pooling  vehicles is treated as "excess inclusion  income."  The Fund may derive such  income  either as a result of its direct  investment in such interests or,  indirectly,  through its investment in real estate  investment  trusts that hold such interests or otherwise qualify as taxable  mortgage pools.  In general,  this income is required to be reported to
Fund shareholders that are not disqualified  organizations (as defined below) in proportion to dividends paid with the same  consequences as if the  shareholders directly received the excess inclusion income.  Excess inclusion income: (i) may not be offset with net operating  losses;  (ii)  represents  unrelated  business taxable  income  (UBTI) in the hands of a tax-exempt  shareholder  that is not a disqualified  organization;  and (iii) is subject to  withholding  tax,  without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. The Fund must pay the tax on its  excess  inclusion  income  that is  allocable  to  "disqualified organizations," which are generally certain cooperatives, governmental entities, and tax-exempt  organizations that are not subject to tax on UBTI. To the extent that the Fund shares  owned by a  disqualified  organization  are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other  nominee  of the  excess  inclusion  income  allocable  to them and the broker/dealer  or other  nominee  must pay the tax on the  portion of the Fund's excess  inclusion  income  allocable  to  them  on  behalf  of the  disqualified organizations.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)  Funds.  From time to time, the Fund may experience large  investments or redemptions  due to allocations or  rebalancings  by these funds of funds and/or  similar  investment  vehicles.  While it is impossible to predict  the  overall  impact of these  transactions  over time,  there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities  or invest cash at times when it would not  otherwise do so.
These  transactions  could  also have tax  consequences  if sales of  securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.

                                       19

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

                                       20

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R) Value Index
The Russell Midcap Value Index measures the  performance of those Russell Midcap companies with lower  price-to-book  ratios and lower forecasted  growth values.
The  Russell  Midcap(R)  Index  measures  the  performance  of the 800  smallest companies in the Russell 1000 Index,  which represent  approximately  26% of the total market capitalization of the Russell 1000 Index.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

                                       21

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       22

DELAWARE MID CAP    Additional  information  about  the  Fund's  investments  is
VALUE FUND          available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can find more  information  about the Fund in the  current  SAI, which we have filed electronically with the SEC and which is legally a part of this  Prospectus  (it is  incorporated  by reference). If you want a free copy of the SAI or the annual or semiannual  report,  or if you have any  questions  about investing  in the  Fund,  you can  write  to us at P.O.  Box
                    219656, Kansas City, MO 64121-9656 by regular mail or 430 W.
                    7th  Street,  Kansas  City,  MO 64105 by  overnight  courier service or call  toll-free 800 362-7500.  Please do not send any correspondence to 2005 Market Street,  Philadelphia,  PA
                    19103-7094. The Fund's SAI and annual and semiannual reports to shareholders are also available,  free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also obtain additional  information about the Fund from your financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  database on the SEC Web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 551-8090.

                    ------------------------------------------------------------

                    Contact Information

                    Web site
                    www.delawareinvestments.com

                    E-Mail
                    service@delinvest.com

                    Client Services Representative
                    800 362-7500

                    Delaphone Service
                    800 362-FUND (800 362-3863)

               o    For  convenient  access to  account  information  or current performance information on all Delaware Investments(R) Funds seven days a week,  24 hours a day,  use this  Touch-Tone(R)
                    service.

                    DELAWARE MID CAP VALUE FUND SYMBOLS
                                                          CUSIP           NASDAQ
                    Institutional Class

                    Investment Company Act file number: 811-00249

                                       23

                       STATEMENT OF ADDITIONAL INFORMATION
                               January [__], 2008

                          DELAWARE GROUP EQUITY FUNDS I
                           Delaware Mid Cap Value Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     For Prospectuses, Performance, and Information on Existing Accounts of
        Class A Shares, Class C Shares, and Class R Shares: 800 523-1918

        For more information about the Institutional Class: 800 362-7500

               Dealer Services (Broker/Dealers only): 800 362-7500

     This Statement of Additional Information ("Part B") describes the shares of
Delaware  Mid Cap Value  Fund  ("Mid Cap Value  Fund" or the  "Fund"),  which is series of Delaware Group Equity Funds I (the  "Trust").  The Fund offers Class A
Shares,  Class C Shares,  and Class R Shares (together  referred to as the "Fund
Classes"), and an Institutional Class. All references to "shares" in this Part B refer to all  classes  of shares of the Fund,  except  where  noted.  The Fund's investment  manager  is  Delaware  Management  Company,  a  series  of  Delaware
Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Fund,  dated January [__], 2008 (the  "Prospectuses"),  as they may be amended from time to time. This Part B should be read in conjunction with the applicable  Prospectus.  This Part B is not itself a prospectus but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by  contacting
the   Fund's   national   distributor,    Delaware   Distributors,   L.P.   (the
"Distributor"), at the above address or by calling the above phone numbers.

-----------------------------------------------------------------------------------

-------------------------------- ---------- --------------------------- -----------
                                    Page                                   Page
-------------------------------- ---------- --------------------------- -----------
Organization and Classification             Purchasing Shares
-------------------------------- ---------- --------------------------- -----------
Investment Objectives,                      Investment Plans
Restrictions, and Policies
-------------------------------- ---------- --------------------------- -----------
Investment Strategies and Risks             Determining Offering
                                            Price and Net Asset Value
-------------------------------- ---------- --------------------------- -----------
Disclosure of Portfolio                     Redemption and Exchange
Holdings Information
-------------------------------- ---------- --------------------------- -----------
Management of the Trust                     Distributions and Taxes
-------------------------------- ---------- --------------------------- -----------
Investment Manager and Other
Service Providers                           Performance Information
-------------------------------- ---------- --------------------------- -----------
Portfolio Managers                          Financial Statements
-------------------------------- ---------- --------------------------- -----------
Trading Practices and Brokerage             Principal Holders
-------------------------------- ---------- --------------------------- -----------
Capital Structure
-------------------------------- ---------- --------------------------- -----------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

Organization
     The Trust was  originally  organized as a Delaware  corporation in 1937 and subsequently  reorganized  as a Maryland  corporation  on March 4, 1983 and as a
Delaware statutory trust on December 28, 1999.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is diversified  as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     The Fund's  investment  objectives are described in the  Prospectuses.  The
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder approval.  However, the Trust's Board of Trustees (the "Board") must approve any changes to non-fundamental  investment  objectives and the Fund will notify  shareholders  prior  to a  material  change  in  the  Fund's  investment objective.

Fundamental Investment Restrictions
     The Fund has adopted the  following  restrictions  which  cannot be changed without  approval  by the  holders of a  "majority"  of the  Fund's  outstanding shares,  which is a vote by the  holders of the lesser of: a) 67% or more of the voting securities present in person or by proxy at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order  thereunder,  or staff of the U.S.
Securities and Exchange  Commission (the "SEC")  interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided  that  this  restriction  does not limit  the Fund  from  investing  in obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

                                       2

Non-Fundamental Investment Restriction
     In addition to the fundamental investment restrictions described above, and the various general investment policies described in the Prospectuses,  the Fund will be subject to the following  investment  restriction,  which are considered non-fundamental  and may be changed by the Board of Trustees without shareholder approval:  The Fund may not invest more than 10% of its net assets in securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

     In applying the Fund's fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric,  and  telephone  will  each be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services, for example,  automobile finance, bank finance, and diversified  finance  will each be  considered  a separate  industry;  and (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities.

Portfolio Turnover
     Portfolio  trading will be undertaken  principally to accomplish the Fund's investment objective. The Fund is free to dispose of portfolio securities at any time,  subject to complying with the Internal  Revenue Code (the "Code") and the
1940 Act, when changes in circumstances or conditions make such a move desirable in light of the  Fund's  investment  objective.  The Fund  will not  attempt  to achieve  or be limited  to a  predetermined  rate of  portfolio  turnover.  Such turnover  always will be incidental to  transactions  undertaken  with a view to achieving the Fund's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the Fund's  shares.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Fund may hold securities for any period of time.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The Fund's investment  objectives,  strategies,  and risks are described in
the  Prospectuses.   Certain  additional  information  is  provided  below.  All investment strategies of the Fund are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Foreign Securities
     The Fund may invest in securities of foreign companies.  However,  the Fund will not invest more than 25% of the value of its respective assets, at the time of purchase,  in foreign  securities  (other than securities of Canadian issuers registered  under the  Securities  Exchange  Act of 1934,  as amended (the "1934
Act"),  or American  Depositary  Receipts  ("ADRs"),  on which there are no such limits).  Although  the Fund may  invest up to 25% of its net  assets in foreign securities,  the Manager  typically  invests only a small  portion of the Fund's portfolio in such securities.

     ADRs are receipts  typically  issued by a U.S.  bank or trust  company that evidence  ownership of underlying  securities  issued by a foreign  corporation.
Sponsored ADRs are issued jointly by the issuer of the underlying security and a depository,  and unsponsored  ADRs are issued without the  participation  of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such  facilities and the depository of an unsponsored  ADR facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored ADR.

                                       3

     The Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Investors should recognize that investing in foreign corporations  involves certain considerations, including those set forth below, which are not typically associated with investing in United States  corporations.  Foreign  corporations are not  generally  subject  to  uniform  accounting,  auditing,  and  financial standards  and  requirements  comparable  to those  applicable  to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers, and listed corporations than exist in the United States. The
Fund may be affected  either  unfavorably  or favorably by  fluctuations  in the relative  rates of exchange  between the  currencies  of  different  nations and control regulations.  Furthermore, there may be the possibility of expropriation
or  confiscatory  taxation,   political,  economic  or  social  instability,  or
diplomatic  developments  which could affect  assets of the Fund held in foreign countries.

     The  Fund  will,  from  time to time,  conduct  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward" contract).  Investors should be aware that there are costs and risks  associated with such currency  transactions.  The Fund may enter into forward  contracts  to "lock in" the  price of a  security  they have  agreed to purchase  or sell,  in terms of U.S.  dollars or other  currencies  in which the transaction will be consummated.  When the Manager believes that the currency of a particular  foreign  country may suffer a decline  against the U.S.  dollar or against another  currency,  the Fund may enter into a forward  contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign  currency  approximating  the  value  of  some  or  all of  that  Fund's securities  denominated  in such foreign  currency.  It is impossible to predict precisely  the market value of portfolio  securities  at the  expiration  of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase or sell  additional  foreign  currency  on the spot market (and bear the expense of such  purchase  or sale) if the  market  value of the  security  is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

     The Fund may incur gains or losses from currency  transactions.  No type of foreign currency  transaction  will eliminate  fluctuations in the prices of the
Fund's foreign  securities or will prevent loss if the prices of such securities should decline.

High Yield, High-Risk Securities ("Junk Bonds")
     Investing  in  so-called  "high  yield" or  "high-risk"  securities  ("junk bonds")  entails certain risks,  including the risk of loss of principal,  which may be greater than the risks involved in investment-grade securities, and which should be considered by investors  contemplating an investment in the Fund. Such securities  are  sometimes  issued by  companies  whose  earnings at the time of issuance are less than the projected debt service on the high yield  securities.
The risks include the following:

     Youth and Volatility of the High Yield Market: Although the market for high yield  securities  has been in existence  for many years,  including  periods of economic downturns,  the high yield market grew rapidly during the long economic expansion  which took place in the United States  during the 1980s.  During that economic  expansion,  the use of  high  yield  debt  securities  to fund  highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially during that economic expansion.
Although experts disagree on the impact  recessionary  periods have had and will have on the high yield  market,  some  analysts  believe a  protracted  economic downturn  would  severely  disrupt the market for high yield  securities,  would adversely affect the value of outstanding  bonds, and would adversely affect the ability of high yield issuers to repay  principal and interest.  Those  analysts cite volatility experienced in the high yield market in the past as evidence for their  position.  It is likely that protracted  periods of economic  uncertainty would  result  in  increased  volatility  in the  market  prices  of high  yield securities,  an  increase  in the  number  of  high  yield  bond  defaults,  and corresponding volatility in a Fund's NAV.

     The Fund will not ordinarily purchase securities rated below Baa by Moody's
Investors  Service,  Inc.  ("Moody's")  or BBB by  Standard  &  Poor's  ("S&P").
However, the Fund may do so if the Manager believes that capital appreciation is likely. The Fund will invest more than 25% of its assets in such securities.

                                       4

     Liquidity and Valuation:  The secondary market for high yield securities is currently  dominated  by  institutional  investors,  including  mutual funds and certain  financial  institutions.  There  is  generally  no  established  retail secondary market for high yield  securities.  As a result,  the secondary market for high yield  securities is more limited and less liquid than other  secondary securities markets. The high yield secondary market is particularly  susceptible to liquidity  problems when the institutions which dominate it temporarily cease buying such securities for regulatory,  financial or other reasons,  such as the savings  and loan  crisis.  A less liquid  secondary  market may have an adverse effect on a Fund's ability to dispose of particular issues,  when necessary,  to meet the Fund's  liquidity  needs or in response to a specific  economic  event, such as the deterioration in the  creditworthiness of the issuer. In addition, a less  liquid  secondary  market  makes it more  difficult  for a Fund to  obtain precise valuations of the high yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield  securities than is normally the case. The secondary market for high yield securities  is also  generally  considered  to be more likely to be disrupted by adverse publicity and investor  perceptions than the more established  secondary securities  markets.  Privately  placed high yield  securities are  particularly susceptible to the liquidity and valuation risks outlined above.

     Legislative  and Regulatory  Action and  Proposals:  There are a variety of legislative  actions which have been taken or which are considered  from time to time by the United States Congress which could  adversely  affect the market for
high  yield  bonds.   For  example,   Congressional   legislation   limited  the
deductibility  of  interest  paid on certain  high  yield  bonds used to finance
corporate  acquisitions.   Also,   Congressional   legislation  has,  with  some
exceptions, generally prohibited federally-insured savings and loan institutions from investing in high yield securities.  Regulatory  actions have also affected the high yield market. For example,  many insurance companies have restricted or eliminated  their  purchases  of high yield  bonds as a result of,  among  other factors,  actions taken by the National Association of Insurance  Commissioners.
If similar  legislative  and  regulatory  actions are taken in the future,  they could result in further tightening of the secondary market for high yield issues and could reduce the number of new high yield securities being issued.

Investment Company Securities
     The Fund is permitted to invest in other  investment  companies,  including open-end,  closed-end,  or unregistered investment companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with a  merger,  reorganization,  consolidation,  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by such a "fund of funds."  Any  investments  that the Fund make in investment  companies  will  involve the Fund's pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's  current  limitations,  the Fund may not: (1) own more than 3% of the voting stock of another investment  company;  (2) invest more than 5% of the
Fund's total assets in the shares of any one investment company;  nor (3) invest more  than  10% of the  Fund's  total  assets  in  shares  of  other  investment companies.  If the Fund  elects  to limit  its  investment  in other  investment companies to closed-end investment companies,  the 3% limitation described above is  increased  to 10%.  These  percentage  limitations  also apply to the Fund's investments in unregistered investment companies.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to  qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  Government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time;  4) the  Fund  must  receive  reasonable  interest  on any  loan,  and any dividends,  interest,  or other  distributions on the lent  securities,  and any increase in the market value of such securities;  5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower;  however, if the Trustees of the Trust know that a material event will occur  affecting a loan,  they must either  terminate the loan in order to vote the  proxy or enter  into an  alternative  arrangement with the borrower to enable the trustees to vote the proxy.

                                       5

     The major risk to which the Fund would be exposed on a loan  transaction is the risk  that a  borrower  would go  bankrupt  at a time  when the value of the security  goes up.  Therefore,  the Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board,  including the  creditworthiness of the borrowing broker,  dealer, or institution  and then only if the  consideration  to be received from such loans would justify the risk.  Credit-worthiness will be monitored on an ongoing basis by the Manager.

Options
     The Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.
The Fund will not engage in option strategies for speculative purposes.

     Covered Call Writing:  The Fund may write covered call options from time to time on such  portion of their  respective  portfolios,  without  limit,  as the
Manager  determines  is  appropriate  in  seeking to  achieve  their  investment objectives.  A call option gives the  purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise  price during the option  period.  The advantage to the
Fund of writing covered calls is that the Fund receives  additional  income,  in the form of a premium,  which may offset any  capital  loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to both options on actual  portfolio  securities  owned by the
Fund and  options on stock  indices,  the Fund may enter into  closing  purchase transactions.  A closing  purchase  transaction  is one in which the Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying  security with either a different exercise  price or expiration  date or both.  The Fund may realize a net gain or loss from a closing purchase  transaction  depending upon whether the net amount of the  original  premium  received  on the call option is more or less than the cost of  effecting  the closing  purchase  transaction.  Any loss  incurred in a closing purchase  transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

                                       6

     The Fund will write call options only on a covered basis,  which means that it will own the underlying security subject to a call option at all times during the option period or securities  convertible or exchangeable into the securities subject to the call  option at no  additional  consideration  or the Fund owns a call option on the relevant securities with an exercise price no higher than the exercise  price  on the  call  option  written  or  subject  to  any  regulatory restrictions,  an amount of cash or liquid  high-grade debt obligations at least
equal  to  the  current  underlying   securities.   Unless  a  closing  purchase
transaction  is  effected,  the Fund would be  required  to  continue  to hold a security  which it might  otherwise wish to sell, or deliver a security it would want to hold.  Options written by the Fund will normally have  expiration  dates between one and nine months from the date written.  The exercise price of a call option  may be  below,  equal  to or  above  the  current  market  value  of the underlying security at the time the option is written.

     Purchasing Put Options: The Fund may invest up to 2% of its total assets in the purchase of put options.  The Fund will, at all times during which they hold a put option, own the security covered by such option.

     The Fund  intend to  purchase  put  options in order to  protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put options  will allow the Fund to protect an  unrealized  gain in an appreciated  security in their portfolios without actually selling the security.
If the  security  does not drop in  value,  the Fund  will lose the value of the premium paid. The Fund may sell a put option which it has  previously  purchased prior to the sale of the  securities  underlying  such  option.  Such sales will result in a net gain or loss  depending  on whether  the amount  received on the sale is more or less than the  premium and other  transaction  costs paid on the put option which is sold.

     The  Fund  may  enter  into  closing  sale  transactions.  A  closing  sale transaction  is one in which the Fund,  when it is the holder of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

     Options on Stock  Indices:  A stock index  assigns  relative  values to the common stocks included in the index with the index  fluctuating  with changes in the market values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount.  Gain or loss to the Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  the Fund may offset their  positions in stock index options  prior to  expiration  by  entering  into  closing  transactions,  on an exchange or they may let the options expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's 500 Index ("S&P 500") or the New York Stock Exchange Composite
Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100").
Indices are also based on an industry or market segment such as the AMEX Oil and
Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following  Exchanges among others: The Chicago Board
Options  Exchange,  New York Stock  Exchange  (the "NYSE"),  and American  Stock
Exchange.

                                       7

     The effectiveness of purchasing or writing stock index options as a hedging technique  will depend upon the extent to which  price  movements  in the Fund's portfolio  correlate with price movements of the stock index  selected.  Because the value of an index option  depends  upon  movements in the level of the index rather than the price of a  particular  stock,  whether the Fund will  realize a gain or loss from the  purchase or writing of options on an index  depends  upon movements in the level of stock prices in the stock market  generally or, in the case of certain indices, in an industry or market segment, rather than movements in the  price  of a  particular  stock.  Since  the  Fund's  portfolio  will not duplicate  the  components  of an  index,  the  correlation  will not be  exact.
Consequently,  the Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the  hedging  instrument.  It is also possible  that there may be a negative  correlation  between  the index or other securities  underlying the hedging  instrument and the hedged  securities  which would  result  in a loss on both such  securities  and the  hedging  instrument.
Accordingly,  successful  use by the Fund of  options on stock  indices  will be subject to the Manager's ability to predict correctly movements in the direction of the  stock  market  generally  or of a  particular  industry.  This  requires different  skills  and  techniques  than  predicting  changes  in the  price  of individual stocks.

     Positions  in stock  index  options  may be closed out only on an  exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions  could have an adverse  impact on the  Fund's  ability to  effectively hedge its securities.  The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Fund will not engage in  transactions  in options on stock  indices for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital losses,  and to take advantage of the liquidity  available in the option markets.

     Lastly, it should be noted that the Trust (on behalf of the Fund) has filed with the National  Futures  Association a notice  claiming an exclusion from the definition of the term  "commodity  pool  operator"  ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission  promulgated  thereunder,  with  respect  to  the  Fund's  operation.
Accordingly, the Fund is not subject to registration or regulation as a CPO.

Repurchase Agreements
     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield of the debt  security  during the  purchaser's  holding  period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the
Fund,  if any,  would be the  difference  between the  repurchase  price and the market value of the security.  The Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition,  the Fund must have collateral of at least 102% of the repurchase price, including the portion representing its yield under such  agreements  which is monitored  on a daily basis.  While the Fund is permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The  funds  in  the  Delaware  Investments(R)  family  (each,  a  "Delaware
Investments(R)  Fund" and collectively,  the "Delaware  Investments(R)  Funds"), including the Trust,  have obtained an exemption (the "Order") from the SEC from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the
Delaware  Investments(R)  Funds  jointly to invest cash  balances.  The Fund may invest cash  balances in a joint  repurchase  agreement in  accordance  with the terms of the Order and subject generally to the conditions described above.

Restricted Securities
     The  Fund may  invest  in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.
All of the  Fund's  option  activities  will  be  engaged  in a  manner  that is consistent  with the SEC's  position  concerning  segregation of assets with the
Fund's custodian bank.

                                       8

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A  Securities  are  liquid for  purposes  of the  Fund's  10%  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of  soliciting  offers,  and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     Investing in Rule 144A  Securities  could have the effect of increasing the level of the Fund's  illiquidity  to the  extent  that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the  purchase of a Rule 144A  Security,  however,  the Board of Trustees and the
Manager will  continue to monitor the  liquidity of that security to ensure that the  Fund  have  no  more  than  10% of its  net  assets  invested  in  illiquid securities.

U.S. Government Securities
     U.S.  Treasury  securities are backed by the "full faith and credit" of the
United  States.  Securities  issued or guaranteed  by federal  agencies and U.S.
Government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the United  States.  In the case of securities not backed by the full faith and credit of the United  States,  investors  in such  securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import  Bank, Farmers Home  Administration,
Federal  Financing  Bank,  the  Federal  Housing  Administration,  the  Maritime
Administration,  the Small Business Administration, and others. Certain agencies and  instrumentalities,  such as the Government  National  Mortgage  Association
("GNMA"),  are,  in  effect,  backed by the full  faith and credit of the United
States through  provisions in their charters that they may make  "indefinite and unlimited" drawings on the Treasury,  if needed to service their debt. Debt from certain other  agencies and  instrumentalities,  including the Federal Home Loan
Bank and Federal National Mortgage Association  ("FNMA"),  are not guaranteed by the United States,  but those  institutions  are protected by the  discretionary authority for the U.S.  Treasury to purchase certain amounts of their securities to assist the  institutions in meeting their debt  obligations.  Finally,  other agencies and  instrumentalities,  such as the Farm Credit System,  the Tennessee
Valley Authority and the Federal Home Loan Mortgage  Corporation,  are federally chartered  institutions  under  U.S.  Government  supervision,  but  their  debt securities are backed only by the  creditworthiness of those  institutions,  not the U.S. Government.

     An  instrumentality  of a U.S.  Government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks,  the  Federal  Land  Banks,   Central  Bank  for  Cooperatives,   Federal
Intermediate Credit Banks, and the FNMA.

     The maturities of such securities usually range from three months to thirty years.  While such securities are guaranteed as to principal and interest by the
U.S.  Government or its agencies or  instrumentalities,  their market values may fluctuate and are not guaranteed,  which may, along with the other securities in a Fund's portfolio, cause the Fund's daily NAV to fluctuate.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of the Fund's portfolio holdings monthly,  with a
30 day lag, on the Fund's Web site, www.delawareinvestments.com. In addition, on a 10 day lag, the Trust also makes available a month-end  summary listing of the number of the Fund's  securities,  country  and asset  allocations,  and top ten securities and sectors by percentage of holdings for the Fund. This  information is available  publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

                                       9

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel,  the Fund's financial printer and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Fund,  the  Manager,  nor any  affiliate  receives any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  relating to its policy  concerning the disclosure of portfolio holdings information.

                                       10

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions  in each of the  other  Delaware  Investments(R)  Funds.  The  Trust's
Trustees and principal  officers are noted below along with their ages and their business  experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death, or removal.

------------------- ---------------- ---------------- --------------------- -------------- ---------------------
                                                                              Number of
                                                                            Portfolios in
                                                                             Fund Complex           Other
                      Position(s)                          Principal         Overseen by       Directorships
Name, Address and     Held with the   Length of Time      Occupation(s)       Trustee or      Held by Trustee
Birthdate                Fund            Served        During Past 5 Years     Officer           or Officer
----------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Patrick P.             Chairman,      Chairman and      Patrick P. Coyne         84             Director--
Coyne(1)              President,      Trustee since      has served in                      Kaydon Corporation
2005 Market Street       Chief       August 16, 2006   various executive
Philadelphia, PA       Executive                         capacities at
19103                Officer, and     President and    different times at
                        Trustee           Chief             Delaware
April 14, 1963                          Executive       Investments.(2)
                                      Officer since
                                     August 1, 2006
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Independent Trustees
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Thomas L. Bennett       Trustee           Since        Private Investor--        84             Director--
2005 Market Street                     March 2005        (March 2004 -                           Bryn Mawr
Philadelphia, PA                                            Present)                         Bank Corp. (BMTC)
19103                                                                                          (April 2007 -
                                                      Investment Manager--                       Present)
October 4, 1947                                       Morgan Stanley & Co.
                                                        (January 1984 -
                                                          March 2004)
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
John A. Fry             Trustee           Since            President--           84             Director--
2005 Market Street                    January 2001     Franklin & Marshall                    Community Health
Philadelphia, PA                                            College                               Systems
19103                                                     (June 2002 -
                                                            Present)                            Director--
May 28, 1960                                                                                   Allied Barton
                                                         Executive Vice                      Security Holdings
                                                           President--
                                                         University of
                                                          Pennsylvania
                                                       (April 1995 - June
                                                             2002)
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Anthony D. Knerr        Trustee           Since           Founder and            84                None
2005 Market Street                     April 1990     Managing Director--
Philadelphia, PA                                        Anthony Knerr &
19103                                                      Associates
                                                           (Strategic
December 7, 1938                                          Consulting)
                                                        (1990 - Present)
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Lucinda S.              Trustee           Since         Chief Investment         84                None
Landreth                               March 2005           Officer--
2005 Market Street                                       Assurant, Inc.
Philadelphia, PA                                          (Insurance)
19103                                                    (2002 - 2004)

June 24, 1947
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Ann R. Leven            Trustee           Since           Consultant--           84         Director and Audit
2005 Market Street                    October 1989       ARL Associates                          Committee
Philadelphia, PA                                           (Financial                          Chairperson--
19103                                                      Planning)                            Andy Warhol
                                                        (1983 - Present)                        Foundation
November 1, 1940
                                                                                            Director and Audit
                                                                                             Committee Chair--
                                                                                               Systemax Inc.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------

                                       11

------------------- ---------------- ---------------- --------------------- -------------- ---------------------
                                                                              Number of
                                                                            Portfolios in
                                                                             Fund Complex           Other
                      Position(s)                          Principal         Overseen by       Directorships
Name, Address and     Held with the   Length of Time      Occupation(s)       Trustee or      Held by Trustee
Birthdate                Fund            Served        During Past 5 Years     Officer           or Officer
----------------------------------------------------------------------------------------------------------------
Thomas F. Madison       Trustee           Since        President and Chief        84             Director--
2005 Market Street                     May 1997(3)     Executive Officer--                   CenterPoint Energy
Philadelphia, PA                                       MLM Partners, Inc.
19103                                                   (Small Business                     Director and Audit
                                                         Investing and                       Committee Chair--
February 25, 1936                                         Consulting)                       Digital River, Inc.
                                                        (January 1993 -
                                                             Present)                        Director and Audit
                                                                                            Committee Member--
                                                                                            Rimage Corporation

                                                                                                Director--
                                                                                                  Valmont
                                                                                             Industries, Inc.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Janet L. Yeomans        Trustee           Since            Treasurer             84                None
2005 Market Street                     April 1999       (January 2006 -
Philadelphia, PA                                            Present)
19103
                                                        Vice President--
July 31, 1948                                              Mergers &
                                                          Acquisitions
                                                         (January 2003
                                                        - January 2006),
                                                       and Vice President
                                                          (July 1995 -
                                                         January 2003)
                                                         3M Corporation

                                                        Ms. Yeomans has
                                                          held various
                                                           management
                                                        positions at 3M
                                                       Corporation since
                                                             1983.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
J. Richard Zecher       Trustee           Since            Founder--             84         Director and Audit
2005 Market Street                      March 2005     Investor Analytics                   Committee Member--
Philadelphia, PA                                       (Risk Management)                    Investor Analytics
19103                                                 (May 1999 - Present)
                                                                                            Director and Audit
July 3, 1940                                               Founder--                        Committee Member--
                                                          Sutton Asset                         Oxigene, Inc.
                                                           Management
                                                          (Hedge Fund)
                                                       (September 1996 -
                                                            Present)

------------------- ---------------- ---------------- --------------------- -------------- ---------------------

                                       12

------------------- ---------------- ---------------- --------------------- -------------- ---------------------
                                                                              Number of
                                                                            Portfolios in
                                                                             Fund Complex           Other
                      Position(s)                          Principal         Overseen by       Directorships
Name, Address and     Held with the   Length of Time      Occupation(s)       Trustee or      Held by Trustee
Birthdate                Fund            Served        During Past 5 Years     Officer           or Officer
----------------------------------------------------------------------------------------------------------------
David F. Connor           Vice        Vice President   David F. Connor has        84               None(4)
2005 Market Street     President,          since          served as Vice
Philadelphia, PA     Deputy General   September 2000      President and
19103                 Counsel, and     and Secretary      Deputy General
                        Secretary      since October   Counsel at Delaware
December 2, 1963                           2005         Investments since
                                                            2000.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
David P. O'Connor     Senior Vice      Senior Vice     David P. O'Connor         84               None(4)
2005 Market Street    President,       President,        has served in
Philadelphia, PA        General          General       various executive
19103                Counsel, and      Counsel, and         and legal
                      Chief Legal       Chief Legal       capacities at
February 21, 1966       Officer        Officer since    different times at
                                       October 2005          Delaware
                                                          Investments.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Richard Salus         Senior Vice          Chief        Richard Salus has         84               None(4)
2005 Market Street     President         Financial      served in various
Philadelphia, PA          and         Officer since        executive
19103                    Chief        November 2006      capacities at
                       Financial                       different times at
October 4, 1963         Officer                             Delaware
                                                          Investments.
------------------- ---------------- ---------------- --------------------- -------------- ---------------------
Daniel V. Geatens    Vice President     Treasurer       Daniel V. Geatens          84               None(4)
2005 Market Street    and Treasurer       Since          has served in
Philadelphia, PA                       October 25,     various capacities
19103                                     2007         at different times
                                                          at Delaware
October 26, 1972                                          Investments
------------------- ---------------- ---------------- --------------------- -------------- ---------------------

(1)  Patrick P. Coyne is considered to be an "Interested  Trustee" because he is an executive officer of Fund's investment manager.
(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the  Fund's  investment manager, principal underwriter, and its transfer agent.
(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware Investments Family of
     Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 to
     1997.
(4)  Messrs.  David F. Connor,  David P.  O'Connor,  Richard Salus and Daniel V.
     Geatens serve in similar  capacities  for the six portfolios of the Optimum
     Fund Trust, which have the same investment manager,  principal underwriter, and transfer agent as the Trust.

----------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

------------------- ------------------------------- ------------------ -----------------------------
Name, Address,        Position(s) Held with the         Length of         Principal Occupation(s)
and Birthdate                   Funds                  Time Served          During Past 5 Years
------------------- ------------------------------- ------------------ -----------------------------
Christopher S.        Senior Vice President and         10 years          Mr. Beck has served in
Beck                   Senior Portfolio Manager                             various executive
2005 Market Street                                                       capacities at different
Philadelphia, PA                                                            times at Delaware
19103                                                                          Investments.

December 5, 1957
------------------- ------------------------------- ------------------ -----------------------------
Michael E. Hughes     Vice President and Senior          5 years          Vice President/Senior
2005 Market Street          Equity Analyst                                   Equity Analyst--
Philadelphia, PA                                                           Delaware Investment
19103                                                                     Advisers (a series of
                                                                           Delaware Management
August 30, 1971                                                              Business Trust)
                                                                          (June 2002-- Present)

                                                                             Equity Analyst--
                                                                        Raymond James & Associates
                                                                          (June 2000-- May 2002)
------------------------------ -------------------- ------------------ -----------------------------
Kent P. Madden                   Equity Analyst          2 years             Equity Analyst--
2005 Market Street                                                         Delaware Investment
Philadelphia, PA 19130                                                    Advisers (a series of
                                                                           Delaware Management
May 22, 1972                                                                 Business Trust)
                                                                        (December 2004-- Present)

                                                                             Equity Analyst--
                                                                       Gartmore Global Investments
                                                                        (November 2000-- December
                                                                                  2004)
------------------------------ -------------------- ------------------ -----------------------------

                                       13

------------------- ------------------------------- ------------------ -----------------------------
Name, Address,        Position(s) Held with the         Length of         Principal Occupation(s)
and Birthdate                   Funds                  Time Served          During Past 5 Years
------------------- ------------------------------- ------------------ -----------------------------
Kelley A. McKee                  Equity Analyst          2 years
2005 Market Street                                                      Prior to her current role,
Philadelphia, PA 19103                                                  Ms. McKee was a member of
                                                                       the Lincoln Financial Group
August 20, 1980                                                          Professional Development
                                                                          Program and served for
                                                                        three years as a marketing
                                                                          analyst and an equity
                                                                          analyst with Delaware
                                                                        Investments as well as an
                                                                          investment analyst for
                                                                               Lincoln UK.
------------------------------ -------------------- ------------------ -----------------------------

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware Investments(R) Funds as of December 31, 2006.

-------------------------- ------------------------ ---------------------------------
                                                        Equity Securities in All
                                                     Registered Investment Companies
                            Dollar Range of Equity     Overseen by Trustee in Family
Name                        Securities in the Trust      of Investment Companies
-------------------------- ------------------------ ---------------------------------
Interested Trustee
-------------------------- ------------------------ ---------------------------------
Patrick P. Coyne                   None(2)                   Over $100,000
-------------------------- ------------------------ ---------------------------------
Independent Trustees
-------------------------- ------------------------ ---------------------------------
Thomas L. Bennett                  None(2)                        None
-------------------------- ------------------------ ---------------------------------
John A. Fry(1)                     None(2)                   Over $100,000
-------------------------- ------------------------ ---------------------------------
Anthony D. Knerr                   None(2)                 $10,001 - $50,000
-------------------------- ------------------------ ---------------------------------
Lucinda S. Landreth                None(2)                 $50,001 - $100,000
-------------------------- ------------------------ ---------------------------------
Ann R. Leven                       None(2)                   Over $100,000
-------------------------- ------------------------ ---------------------------------
Thomas F. Madison                  None(2)                 $10,001 - $50,000
-------------------------- ------------------------ ---------------------------------
Janet L. Yeomans                   None(2)                   Over $100,000
-------------------------- ------------------------ ---------------------------------
J. Richard Zecher                  None(2)                  $10,001-$50,000
-------------------------- ------------------------ ---------------------------------

(1)  As of December  31,  2006,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested in the Fund.  Mr. Fry held no shares of the Fund outside of the
     Plan as of December 31, 2006.
(2)  As of the date of this Part B, no shares of the Fund were outstanding.

     The  following  table sets forth the  compensation  received by each of the
Trustees  from the Trust and the total  compensation  received from the Delaware
Investments(R) Funds for which he or she served as a Trustee or Director for the fiscal year ended November 30, 2007.  Only the Trustees of the Trust who are not
"interested  persons"  as defined by the 1940 Act (the  "Independent  Trustees")
receive compensation from the Delaware Investments(R) Funds. The following table provides, in addition,  information on the retirement benefits accrued on behalf of  those  Trustees  eligible  to  receive  such  benefits  under  the  Delaware
Investments(R)  Retirement Plan for Trustees/Directors  (the "Retirement Plan").
The Retirement Plan was recently terminated as more fully described below.

                                       14

                                                                 Total Compensation
                                                                      from the
                                                                Investment Companies
                          Aggregate       Retirement Benefits     in the Delaware
                        Compensation      Accrued as Part of      Investments(R)
Trustee                from the Trust      Fund Expenses(1)         Complex(2)
-------------------- ------------------ ---------------------- -----------------------
Thomas L. Bennett          $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
John A. Fry                $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
Anthony D. Knerr           $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
Lucinda S. Landreth        $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
Ann R. Leven               $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
Thomas F. Madison          $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
Janet L. Yeomans           $x,xxx               $x,xxx               $xxx,xxx
-------------------- ------------------ ---------------------- -----------------------
J. Richard Zecher          $x,xxx               $x,xxx               $xxx,xxx

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for the  Delaware  Investments(R)  Funds that are series of the Trust as of
     November 30,  2006.  The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Delaware
     Investments(R)  Funds  within the Fund  Complex that are subject to expense limitations.
(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all
     30 investment companies in the Delaware  Investments(R) Family, plus $5,000 per day for attending  each Board Meeting held on behalf of all  investment
     companies  in  the  complex.   Members  of  the  Nominating  and  Corporate
     Governance  Committee,  Audit Committee,  and Investments Committee receive additional  compensation of $2,500 for each Committee meeting attended.  In addition,  the chairpersons of the Audit,  Investments,  and Nominating and
     Corporate Governance Committees each receive an annual retainer of $15,000.
     The Lead/Coordinating Trustee/Director of the Delaware Investments(R) Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her  retirement  from the Board, having  attained  the  age of 70 and  served  on the  Board  for at  least  five continuous years, was entitled to receive payments from each investment  company in the  Delaware  Investments(R)  Family  for  which  he or she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years),  Ms. Yeomans (8 years),  and Mr. Fry (6 years).  During the calendar year ended  December 31, 2006,  two former  Trustees of the Trust were receiving yearly  benefits under the Retirement  Plan: Mr. Walter P. Babich  ($70,000) and
Mr. Charles E. Peck ($50,000).

                                       15

-------------------------------- ---------------------------------------------
                                                 Years of Service
-------------------------------- --------------------- -----------------------
Amount of Annual Retainer Paid
in Last Year of Service               0-4 Years           5 Years or More
-------------------------------- --------------------- -----------------------
          $50,000(1)                     $0                   $50,000
-------------------------------- --------------------- -----------------------
          $70,000(2)                     $0                   $70,000
-------------------------------- --------------------- -----------------------
          $80,000(3)                     $0                   $80,000
-------------------------------- --------------------- -----------------------

     (1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.
     (2)  Reflects  final  annual  retainer  for  Walter  P.  Babich,  a retired trustee.
     (3)  Reflects  annual retainer at the time of termination of the Retirement
          Plan for Anthony D. Knerr, Ann R. Leven,  Thomas F. Madison,  Janet L.
          Yeomans, and John A. Fry.

     The Board of Trustees/Directors of the Delaware  Investments(R) Funds voted to terminate the Delaware Investments(R) Retirement Plan for Trustees/Directors,
effective  November 30, 2006. As a result of the  termination  of the Retirement
Plan, no further  benefits will accrue to any current or future  directors and a one-time  payment of benefits  earned under the Retirement  Plan will be paid to eligible Trustees/Directors.  The amount of the payment made on January 31, 2007 represents the benefits to which the current  Trustee/Director is entitled under the terms of the Retirement  Plan.  The  calculation of such amount is based on:
(1) the annual retainer amount as of the date of termination ($80,000), (2) each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above),   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and then  reviewed  and  approved  by the  Delaware
Investments(R) Funds' Independent Directors who had no benefits vested under the
Plan.  The  amounts  being  paid  in  2007  are as  follows:  Anthony  D.  Knerr
($702,373),  Ann R. Leven  ($648,635),  Thomas F. Madison  ($696,407),  Janet L.
Yeomans ($300,978), and John A. Fry ($155,030).

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held [eight] meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments  Funds at 2005  Market  Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held [seven] meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The

                                       16

committee  is  comprised  of  all  of  the  Trust's  Independent  Trustees.  The
Independent  Trustee  Committee  held [five]  meetings  during the Trust's  last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Fund  by  the  Manager,  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed  amendments to existing agreements and recommend what action the full Board and the independent  directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review, from time to time, reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established on October 25, 2006. The  Investments  Committee held [two] meetings during the Trust's last fiscal year.

Codes of Ethics
     The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the  requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities  that  may  be  purchased  or  held  by  the  Fund,  subject  to  the requirements  set  forth in Rule  17j-1  under  the 1940 Act and  certain  other procedures set forth in the applicable  Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Fund has  formally  delegated  to the  Manager  the ability to make all proxy voting decisions in relation to portfolio  securities held by the Fund. If and when proxies  need to be voted on behalf of the Fund,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Fund.  One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf  of the Fund and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Fund,  ISS will  create a record  of the  vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating  to  Fund's  portfolio  securities  during  the most  recently completed 12-month period ended June 30 is available without charge: (i) through the Fund's website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

                                       17

     Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board of  Trustees.  The Manager  also  provides investment  management services to certain of the other Delaware  Investments(R)
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers,  and employees who are affiliated  with both the Manager and the Trust.

     The Manager and its predecessors have been managing Delaware Investments(R)
Funds since 1938.  As of  September  30,  2007,  the Manager and its  affiliates within  Delaware  Investments  were  managing in the aggregate in excess of $160 billion in assets in various  institutional  or separately  managed,  investment company and insurance  accounts.  The Manager is a series of Delaware Management
Business  Trust,  which is an  indirect,  wholly  owned  subsidiary  of Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect,  wholly owned subsidiary,
and  subject  to  the  ultimate   control,   of  Lincoln  National   Corporation
("Lincoln").  Lincoln,  with  headquarters in Philadelphia,  Pennsylvania,  is a diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.  The Manager and its  affiliates  own the name  "Delaware  Group." Under  certain  circumstances, including the termination of the Trust's advisory  relationship with the Manager or its  distribution  relationship  with the Distributor,  the Manager,  and its affiliates  could cause the Trust to delete the words "Delaware  Group" from its name.

     The Fund's Investment  Management  Agreement is dated December 28, 1999, as amended [___________], 2007, and was approved by the initial shareholder on that date.  The  Agreement  had an initial  term of two years and may be renewed each year only so long as such renewal and continuance are  specifically  approved at least  annually  by the  Board  of  Trustees  or by  vote of a  majority  of the outstanding  voting securities of the Fund to which the Agreement  relates,  and only if the terms of and the renewal thereof have been approved by the vote of a majority  of the Trust's  Independent  Trustees  who are not parties  thereto or
"interested  persons"  (as defined in the 1940 Act) of any such  party,  cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The
Agreement is  terminable  without  penalty on 60 days' notice by the Trust or by the Manager.  The Agreement  will  terminate  automatically  in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Fund  shall  pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

                                       18

          0.75% of average daily net assets up to $500 million;
          0.70% of average daily net assets from $500 million to $1 billion;
          0.65% of average daily net assets from $1 billion to $2.5 billion; and
          0.60% of average daily net assets thereafter.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreements, the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Fund's proportionate share of certain  administrative  expenses; the investment  management  fees;  transfer and dividend  disbursing  agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,   located  at  2005  Market  Street,   Philadelphia,   PA
19103-7094,  serves as the national  distributor  of the Trust's  shares under a
Distribution  Agreement  dated May 15, 2003, as amended.  The  Distributor is an affiliate  of  the  Manager  and  bears  all  of  the  costs  of  promotion  and distribution,  except for  payments by the Fund Classes  under their  respective
Rule 12b-1  Plans.  The  Distributor  is an  indirect  subsidiary  of DMH,  and, therefore,  of Lincoln.  The  Distributor  has agreed to use its best efforts to sell shares of the Fund. See the  Prospectuses for information on how to invest.
Shares of the Fund are offered on a continuous  basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the
Distributor or the Trust.  The Distributor  also serves as national  distributor for the other  Delaware  Investments(R)  Funds.  The Board of Trustees  annually reviews fees paid to the Distributor.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Fund's  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary Agreement") with the Distributor effective as of January
1, 2007. LFD is primarily  responsible for promoting the sale of the Fund shares through broker/dealers,  financial advisors, and other financial  intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the Distributor
pays LFD for the actual expenses  incurred by LFD in performing its duties under the Financial  Intermediary Agreement as determined by the Distributor's monthly review of  information  retrieved  from  Lincoln  Financial  Group's  applicable expense  management  system.  Based on this review,  the Distributor may request that LFD  provide  additional  information  describing  its  expenses  in detail reasonably  acceptable  to the  Distributor.  The  fees  associated  with  LFD's services to the Fund are borne  exclusively  by the  Distributor  and not by the
Fund.

Transfer Agent
     Delaware Service Company,  Inc., an affiliate of the Manage,  is located at
2005  Market  Street,  Philadelphia,  PA  19103-7094,  and  serves as the Fund's shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholders  Services  Agreement dated April 19, 2001, as amended. The Transfer Agent is an indirect subsidiary of DMH and, therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing  and  transfer  agent for other  Delaware  Investments(R)  Fund.  The
Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account  charge of $27.00 for each open and $10 for each closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     The Fund has  authorized,  in addition to the Transfer  Agent,  one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other  intermediaries  to accept purchase and redemption orders on behalf of the Fund.  For purposes of pricing,  the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

                                       19

     DST Systems,  Inc. provides  sub-transfer  agency services for the Fund. In connection with these services, DST administers the overnight investment of cash pending  investment in the Fund or payment of redemptions.  The proceeds of this investment program are used to offset the Fund's transfer agency expenses.

Fund Accountants
     Mellon Bank,  N.A.  ("Mellon"),  One Mellon  Center,  Pittsburgh  PA 15258,
provides  fund  accounting  and financial  administration  services to the Fund.
Those services include  performing  functions  related to calculating the Fund's
NAV and providing financial reporting information, regulatory compliance testing and other related accounting services.  For these services, the Fund pays Mellon
Bank,  N.A. an  asset-based  fee,  subject to certain fee minimums  plus certain out-of-pocket  expenses and transactional  charges. DSC provides fund accounting and financial  administration  oversight  services to the Fund.  Those  services include  overseeing the Fund's pricing  process,  the calculation and payment of fund  expenses,  and financial  reporting in shareholder  reports,  registration statements and other  regulatory  filings.  DSC also manages the process for the payment of dividends and  distributions  and the  dissemination of Fund NAVs and performance data. For these services, the Fund pays DSC an asset-based fee, plus certain  out-of-pocket  expenses and transactional  charges. The fees payable to
Mellon and DSC under the service  agreements  described  above will be allocated among all Delaware Investments(R) Funds on a relative NAV basis.

Custodian
     Mellon also serves as the custodian of the Fund's  securities  and cash. As custodian  for each Fund,  Mellon  maintains a separate  account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each
Fund;  receives  and  disburses  money on behalf of each Fund;  and collects and receives income and other payments and  distributions  on account of each Fund's portfolio  securities.  Mellon  also  serves as the Fund's  custodian  for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                                       20

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible  as of November 30,
2007.

                                                                 No. of Accounts    Total Assets in
                                                                      with          Accounts with
                                    No. of      Total Assets   Performance-Based  Performance-Based
Name                               Accounts      Managed              Fees              Fees
Christopher S. Beck
Registered Investment Companies        6        $3.3 billion           --                --
Other Pooled Investment Vehicles       1        $1.3 million           --                --
Other Accounts                         7       $216.6 million          --                --
Michael E. Hughes
Registered Investment Companies        6        $3.3 billion           --                --
Other Pooled Investment Vehicles       1        $1.3 million           --                --
Other Accounts                         2       $216.4 million          --                --
Kent Madden
Registered Investment Companies        6        $3.3 billion           --                --
Other Pooled Investment Vehicles       1        $1.3 million           --                --
Other Accounts                         2       $216.4 million          --                --
Kelley A. McKee
Registered Investment Companies        6        $3.3 billion           --                --
Other Pooled Investment Vehicles       1        $1.3 million           --                --
Other Accounts                         7       $216.4 million          --                --

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example, one account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of  securities  held by another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate time and effort to multiple  accounts and Fund. A portfolio manager may discover  an  investment  opportunity  that may be  suitable  for more  than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment  would be suitable may not be able to  participate.  The Manager has adopted  procedures  designed to allocate investments fairly across multiple accounts.

     [[___________]  of the accounts  managed by the  portfolio  managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its  performance,  to the possible  detriment  of other  accounts for which the investment manager does not receive a performance-based fee.]

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

                                       21

     Bonus:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative  factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management  fees and expenses,  including fund waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately  80% of the bonus is  quantitatively  determined.  For  investment companies, each manager is compensated according to the Fund's Lipper peer group percentile  ranking on a one-year and  three-year  basis.  For managed  separate accounts the  portfolio  managers  are  compensated  according to the  composite percentile  ranking in consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.  There is a
sliding  scale  for  investment   companies  that  are  ranked  above  the  50th
percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by the  Manager  and takes  into  account  subjective  factors.  Some  portfolio managers may receive a guaranteed  bonus due their limited amount of time on the product.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares," in Lincoln.
Delaware Investments U.S., Inc., is an indirect,  wholly owned subsidiary of DMH and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  Manager  in its  full  discretion.  Option  awards  may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  at the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three-year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards may be equal to,  greater  than, or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of the date of this Part B, no shares of the Fund were  outstanding and, therefore,  the Fund's portfolio managers did not beneficially own any shares of the Fund.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution  for the Fund.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis

                                       22

where the Fund either buys securities  directly from the dealer or sells them to the dealer. In these instances,  there is no direct commission charged but there is a  spread  (the  difference  between  the buy and  sell  price)  which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities  industry.  In some instances,  the Fund pays  a  minimal  share  transaction  cost  when  the  transaction  presents  no difficulty.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the 1934 Act and the Fund's Investment Management Agreement,
higher  commissions  are  permitted  to be paid to  broker/dealers  who  provide brokerage and research services than to  broker/dealers  who do not provide such services if such higher  commissions  are deemed  reasonable  in relation to the value of the brokerage and research  services  provided.  Although  transactions directed to broker/dealers  who provide such brokerage and research services may result in the Fund paying  higher  commissions,  the Manager  believes that such commissions  are  reasonable  in  relation  to the  value of the  brokerage  and research services provided.  In some instances,  services may be provided to the
Manager which  constitute in some part  brokerage and research  services used by the  Manager in  connection  with its  investment  decision-making  process  and constitute  in  some  part  services  used by the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making process.  In such  cases,  the  Manager  will make a good  faith  allocation  of brokerage  and  research  services  and  will pay out of its own  resources  for services  used  by the  Manager  in  connection  with  administrative  or  other functions not related to its investment decision-making process. In addition, so
long  as  no  fund  is  disadvantaged,   portfolio  transactions  that  generate
commissions  or their  equivalent  are allocated to  broker/dealers  who provide
daily   portfolio   pricing   services  to  the  Fund  and  to  other   Delaware
Investments(R)  Funds.  Subject  to best  execution,  commissions  allocated  to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent  with the  Financial  Industry  Regulatory  Authority  ("FINRA")
rules,  and subject to seeking  best  execution,  the Fund may place orders with broker/dealers  that have  agreed to defray  certain  expenses  of the  Delaware
Investments(R) Funds, such as custodian fees.

     The  Fund  has the  authority  to  participate  in a  commission  recapture program.  Under the program,  and subject to seeking best execution as described in this section, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related  brokerage  commission  to the Fund in cash.  Any  such  commission  rebates  will  be  included  in  realized  gain on securities in the appropriate  financial statements of the Fund. The Manager and its  affiliates  have  previously  and may in the  future  act as an  investment advisor to mutual

                                       23

funds or separate  accounts  affiliated with the administrator of the commission
recapture  program.  In  addition,   affiliates  of  the  administrator  act  as
consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with  the  Trust's  registration  statement  (as  amended  from  time to  time), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest  in  the  assets  of  such  Fund.  Shares  of  a  Fund's
Institutional  Class may not vote on any matter that affects its respective Fund
Classes'  Distribution Plans under Rule 12b-1.  Similarly,  as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective
Class,  including the Fund Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses  of each Fund will be  allocated  on a  pro-rata  basis to the  classes according to asset size,  except that  expenses of the Fund  Classes' Rule 12b-1
Plans will be allocated solely to those classes.

     Effective  as of the close of business on December  27,  1996,  the Trust's name was changed from  Delaware  Group  Delaware  Fund,  Inc. to Delaware  Group
Equity  Funds I, Inc.,  and the name of the Common  Stock  series was changed to
Delaware  Fund series.  Effective as of December 28, 1999,  the Trust's name was changed from Delaware  Group Equity Funds I, Inc. to Delaware Group Equity Funds
I as part of a re-domestication.

     Prior to November 9, 1992, the Trust offered only one series,  which is now known as the Fund and one class of  shares,  Class A Shares.  Delaware  Balanced
Fund began to offer Institutional Class Shares,  Class B Shares, Class C Shares,
and Class R Shares on November 9, 1992,  September  6, 1994,  November 29, 1995,
and June 2, 2003,  respectively.  Prior to September 6, 1994,  Delaware Balanced
Fund's  Class A Shares  were  known as the  Delaware  Fund  Class and the Fund's
Institutional  Class Shares were known as Delaware Fund  (Institutional)  Class.
Effective  as of the close of  business on December  29,  1998,  the name of the
Delaware Fund was changed to Delaware Balanced Fund.

     The Trust established the Mid Cap Value Fund on [____________], 2007.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

                                       24

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the  Distributor or the Trust.  The Trust reserves the right to suspend sales of
Fund  shares,  and reject any order for the  purchase  of Fund  shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial  investment  generally  is $1,000 for Class A Shares and Class C Shares.
Subsequent  purchases  of such  Classes  generally  must be at least  $100.  The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers,  Trustees  and  employees of any Delaware  Investments(R)
Fund,  the Manager or any of the Manager's  affiliates if the purchases are made pursuant  to a payroll  deduction  program.  Shares  purchased  pursuant  to the
Uniform  Gifts to Minors  Act or  Uniform  Transfers  to Minors  Act and  shares purchased  in  connection  with an  Automatic  Investing  Plan are  subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional  Classes, but certain eligibility requirements must be satisfied.

     For Class C Shares of the Fund,  each purchase must be in an amount that is less than $1,000,000. See "Investment Plans" for purchase limitations applicable to  retirement  plans.  The Trust will reject any  purchase  order for more than
$1,000,000 or more of Class C Shares.  An investor may exceed these  limitations by making  cumulative  purchases over a period of time. In doing so, an investor should keep in mind,  however,  that reduced  front-end  sales  charges apply to investments  of $50,000  or more in Class A Shares,  and that Class A Shares are subject  to lower  annual  Rule  12b-1  Plan  expenses  than  Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  The Fund can  redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any Delaware  Investments(R)  Fund.  The Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger  purchases.  See the table in the Fund Classes'  Prospectus.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

                                       25

     Class C Shares  are  purchased  at NAV and are  subject  to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are higher than those to which Class A Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC or Rule 12b-1 Plan expenses.

     See "Plans Under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Fund.   However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate  officer of the Fund.
No charge is assessed by the Trust for any certificate issued. The Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Fund.  In those  circumstances,  a  shareholder  may be  subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or asset  allocation programs  may  maintain  balances  that are below  the  minimum  stated  account balances  without  incurring  a  service  fee or being  subject  to  involuntary redemption.

Alternative Purchase Arrangements - Class A and C Shares
     The alternative purchase  arrangements of Class A Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their  needs  given the  amount of their  purchase,  the length of time they expect to hold their shares and other relevant  circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  Class C Shares and have the entire  initial purchase amount invested in the Fund with the investment thereafter subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class C Shares are subject to a CDSC if the  shares are  redeemed  within 12 months of  purchase.  Class C Shares are subject to annual  Rule 12b-1 Plan  expenses  of up to a maximum of 1% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net  assets of the  respective  Class.  Class C Shares do not  convert  to another Class.

     The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially  invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition,  the effect of any return earned on such additional money will diminish over time.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider  the fact  that,  like  Class C  Shares,  Class R Shares  do not have a front-end  sales  charge  and,  unlike  Class C Shares,  Class R Shares  are not subject to a CDSC.

                                       26

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund,  the  Distributor  and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees,  in the case of Class C Shares,  from the  proceeds of the Rule
12b-1 Plan fees and, if applicable,  the CDSC incurred upon  redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule  12b-1  Plan  fees.
Financial  advisors  may receive  different  compensation  for  selling  Class A
Shares, Class C Shares and Class R Shares.  Investors should understand that the purpose and function of the respective  Rule 12b-1 Plans  (including for Class R
Shares) and the CDSCs  applicable to Class C Shares are the same as those of the
Rule 12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that  such  fees  and  charges  are  used to  finance  the  distribution  of the respective Classes. See "Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares,  Class C Shares, Class R Shares and  Institutional  Class Shares will be calculated  in the same manner,  at the same time and on the same day and will be in the same  amount,  except  that the additional  amount of Rule 12b-1 Plan expenses  relating to Fund Classes will be borne exclusively by such shares. See "Determining  Offering Price and Net Asset
Value" below for more information.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of the Fund.  Financial advisors also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other Delaware  Investments(R)  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class C Shares
     Class C Shares are  purchased  without a front-end  sales  charge.  Class C
Shares  redeemed within 12 months of purchase may be subject to a CDSC of 1.00%.
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time of purchase of the shares being  redeemed or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the NAV at  purchase of Class C Shares,  even if those  shares are later  exchanged  for

                                       27

shares of another Delaware  Investments(R)  Fund. In the event of an exchange of the shares,  the "net asset value of such shares at the time of redemption" will be the NAV of the shares  that were  acquired  in the  exchange.  See "Waiver of
Contingent   Deferred  Sales  Charge--Class  C  Shares"  under  "Redemption  and
Exchange"  for the Fund Classes for a list of the instances in which the CDSC is waived.

     In determining whether a CDSC applies to a redemption of Class C Shares, it will be assumed  that  shares  held for more than 12 months are  redeemed  first
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions, and finally by shares held for 12 months or less.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund  Classes (the  "Plans").  Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional  Class of shares.  Such shares are not included in calculating the Plans' fees,  and the Plans are not used to assist in the  distribution  and marketing of Institutional Class Shares. Shareholders of the Institutional Class
may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  the Fund may make  payments  from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class C  Shares  are  also  used to pay the  Distributor  for  advancing  the commission costs to dealers with respect to the initial sale of such shares.

     The  maximum  aggregate  fee  payable by the Fund under its Plans,  and the
Fund's Distribution  Agreement, is on an annual basis, up to 0.25% of the Fund's
Class A Shares average daily net assets for the year up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of the Class C Shares'
average daily net assets for the year and up to

                                       28

0.60% of Class R Shares'  average  daily net  assets  for the year.  The  Fund's
Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best  execution,  the Fund may, from time to time, buy or sell  portfolio  securities  from, or to, firms that receive  payments under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of the Trust,  including  a majority  of the  Independent
Trustees who have no direct or indirect  financial interest in the Plans and the
Distribution Agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement.  Continuation of the Plans and the Distribution  Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial  interest in the Plans or  Distribution  Agreements.  Also,  any other material  amendment  to the Plans must be  approved  by a  majority  vote of the
Board,  including  a  majority  of  Independent  Trustees  who have no direct or indirect  financial  interest  in  the  Plans  or  Distribution  Agreements.  In addition,  in order  for the  Plans  to  remain  effective,  the  selection  and nomination  of  Independent  Trustees  must be effected by the  Trustees who are
Independent  Trustees and who have no direct or indirect  financial  interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     The Fund did not incur any Rule 12b-1  fees  during  the past  fiscal  year because had not commenced operations prior to the date of this Part B.

Other Payments to Dealers - Class A, Class C and Class R Shares
     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Fund,  to Financial  Intermediaries  in connection  with  the  sale or  retention  of  Fund  shares  and/or  shareholder servicing.  For example,  the  Distributor  may pay additional  compensation  to
Financial  Intermediaries for various purposes,  including,  but not limited to, promoting  the  sale of Fund  shares,  maintaining  share  balances  and/or  for sub-accounting, administrative or shareholder processing services, marketing and educational  support,  and ticket charges.  Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar  criteria related to sales of the Fund and/or some or all other Delaware
Investments(R) Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Delaware  Investments(R)

                                       29

Funds),  the Fund's  advisory  fees,  some other  agreed upon  amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Fund's shares.  The Fund's Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features - Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege.  The Fund must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A
Shares at NAV. The requirements are as follows:

     o   The purchase must be made by a group retirement plan (excluding defined benefit  plans):  (a) that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to October  2004;  and (b) where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided that the plan: (a) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware   Investments(R)  Fund  and  any  stable  value  account  available  to investment  advisory  clients  of  the  Manager  or  its  affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than
100  employees   while  such  plan  has  held  Class  A  Shares  of  a  Delaware
Investments(R) Fund and such employer has properly  represented to, and received written  confirmation  back from RFS in writing that it has the requisite number of employees.  See "Group Investment Plans" below for information  regarding the applicability of the Limited CDSC.

     o  The  purchase  must be  made by  any  group  retirement  plan (excluding defined  benefit pension plans) that purchased Class A shares prior to an August
2004 to  October  2004  recordkeeping  transition  period and  purchased  shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible
Delaware  Investments(R) Fund shares"),  as well as shares of designated classes of non-Delaware Investments(R) Funds ("eligible non-Delaware Investments(R) Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments(R)and eligible non-Delaware Investments(R) Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund  shares or for  eligible  non-Delaware  Investments(R)  Fund  shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments(R)and non-Delaware Investments(R) Funds, which were not subject to a front end sales charge,  will be subject to the applicable sales charge if exchanged for eligible  Delaware  Investments(R)  Fund shares to which a sales charge  applies.  No sales charge will apply if the eligible  fund shares were previously acquired through the

                                       30

exchange of eligible  shares on which a sales charge was already paid or through the reinvestment of dividends. See "Investing by Exchange" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Purchasing Shares."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments(R)and   non-Delaware   Investments(R)  Fund  shares.  When
eligible  Delaware  Investments(R)  Fund  shares  are  exchanged  into  eligible non-Delaware Investments(R) Fund shares, the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month period. The Fund will not accept retroactive Letters of Intention.  The
13-month  period  begins on the date of the earliest  purchase.  If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference  between the front-end  sales charge on
Class A Shares  purchased  at the reduced  rate and the  front-end  sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the Transfer
Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  of the  Fund  and  of any  class  of  any of the  other  Delaware
Investments(R) Funds previously purchased and still held as of the date of their
Letter of Intention  toward the  completion of such Letter,  except as described below.  Those  purchasers  cannot  include shares that did not carry a front-end sales charge,  CDSC or Limited CDSC, unless the purchaser  acquired those shares through  an  exchange  from a  Delaware  Investments(R)  Fund  that did  carry a front-end  sales  charge,  CDSC or Limited  CDSC.  For purposes of satisfying an investor's  obligation  under a Letter of Intention,  Class C Shares of the Fund and the corresponding  classes of shares of other Delaware  Investments(R) Funds which  offer such shares may be  aggregated  with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Investments(R) Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments(R)  Funds that are offered with a front-end  sales charge,
CDSC or Limited  CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to  adjust  the  signed  Letter  of  Intention  based  on this  acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer  Agent.  If actual  investments  exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without  completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under  management at that time.  Employers may also include the value (at offering  price at the level  designated  in their Letter of  Intention)  of all their  shares  intended for  purchase  that are offered  with a front-end  sales charge,  CDSC or Limited CDSC of any class. Class C Shares of the Fund and other
Delaware  Investments(R)  Funds which offer corresponding  classes of shares may also be aggregated for this purpose.

                                       31

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other  Delaware  Investments(R)  Funds which offer such classes  (except  shares of any Delaware  Investments(R)  Fund which do not carry a front-end sales charge, CDSC or Limited CDSC. If, for example,  any such purchaser  has  previously  purchased  and still  holds Class A Shares of a Fund and/or  shares of any other of the classes  described in the  previous  sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional  shares of Class A Shares of the Fund,  the charge  applicable to the
$10,000 purchase would currently be 4.75%. For the purpose of this  calculation, the shares  presently  held shall be valued at the  public  offering  price that would have been in effect had the shares been purchased  simultaneously with the current purchase. Investors should refer to the table of sales charges for Class
A Shares in the Fund Classes'  Prospectus to determine the  applicability of the
Right of Accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares of the Fund (and
of the  Institutional  Class Shares of the Fund which were  acquired  through an exchange  from one of the other  Delaware  Investments(R)  Funds  offered with a front-end  sales  charge)  who redeem such shares have one year from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class  of  the  Fund  or in  the  same  Class  of  any  of  the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be assessed a front-end sales charge,  the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor.  The reinvestment  will be subject to applicable  eligibility and minimum purchase requirements and must be in states  where  shares of such other funds may be sold.  This  reinvestment privilege  does not extend to Class A Shares where the  redemption of the shares triggered the payment of a Limited CDSC. Persons investing  redemption  proceeds from direct investments in the Delaware  Investments(R) Funds, offered without a front-end sales charge will be required to pay the applicable  sales charge when purchasing  Class A Shares.  The  reinvestment  privilege  does not  extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent, upon

                                       32

notification  to  the  Fund  at  the  time  of  each  such  purchase.  Employees participating  in such Group  Investment  Plans may also combine the investments made in their plan account  when  determining  the  applicable  front-end  sales charge on purchases to non-retirement  Delaware Investments  investment accounts if they so notify the Fund in which they are investing in  connection  with each purchase.  See "Retirement Plans for the Fund Classes" under "Investment  Plans"
below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on  Delaware's  retirement  recordkeeping  system that are offering R
Class Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of the Fund is generally  available  for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least  $1,000,000  entrusted to the investment  manager for investment purposes,  but only if the  investment  manager is not  affiliated or associated with a broker or dealer and derives  compensation  for its services  exclusively from its clients for such advisory services;  (vi) certain plans qualified under
Section 529 of the Code for which the Fund's Manager, Distributor or one or more
of  their   affiliates   provide   recordkeeping,   administrative,   investment
management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

                                       33

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the Fund in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A
Shares at the public offering price, and for the Class C Shares,  Class R Shares and Institutional  Class Shares at the NAV, at the end of the day of receipt.  A reinvestment  plan may be  terminated  at any time.  This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including  the Fund, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds  may be  invested  in shares of the Fund, provided an account has been established.  Dividends from Class A Shares may not be directed to Class C Shares or Class R Shares.  Dividends  from Class C Shares may only be directed to other Class C Shares and  dividends  from Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments(R)  Fund in which  their  investments  are held:  SAR/SEP,  SEP/IRA,
SIMPLE IRA,  SIMPLE 401(k),  Profit  Sharing and Money  Purchase  Pension Plans,
401(k) Defined  Contribution  Plans,  or 403(b)(7) or 457 Deferred  Compensation
Plans.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility  and  minimum  purchase  requirements  and  any  additional limitations set forth in the Fund's Prospectuses.  See "Redemption and Exchange"
below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the Eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept for  investment  in the Fund  Classes,  through  an agent  bank,  pre-authorized government or private recurring payments.  This method of investment assures the timely credit to the shareholder's  account of payments such as social security,
veterans'  pension  or  compensation   benefits,   federal  salaries,   railroad
retirement  benefits,  private  payroll  checks,  dividends,  and  disability or pension fund benefits.  It also eliminates the possibility and  inconvenience of lost, stolen and delayed checks.

                                      34

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly  from their  checking  account  for  deposit  into their Fund account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal  government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Fund  may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  The Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On  Demand.  When you  authorize  the Fund to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
A business day is any day that the NYSE is open for business  ("Business  Day").
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of

                                       35

the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and invested  automatically  into other Delaware  Investments(R)  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Fund may be  suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Fund may be suitable for use in Coverdell Education Savings Accounts ("Coverdell
ESAs").  For further  details  concerning  these plans and  accounts,  including applications,  contact your financial  advisor or the Distributor.  To determine whether the benefits of a  tax-sheltered  retirement  plan or Coverdell  ESA are available and/or appropriate, you should consult with a tax adviser.

     The CDSC may be waived on certain  redemptions  of Class C Shares.  See the
Fund  Classes'  Prospectus  for a list of the  instances  in  which  the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for such plans.  The maximum purchase  limitations  apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center at 800 523-1918.

                                       36

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other  authorized  persons.  Orders for purchases and  redemptions of
Class C Shares,  Class R Shares and  Institutional  Class Shares are effected at the NAV per share next  calculated  after receipt of the order by the Fund,  its agent or certain other authorized  persons.  See "Distributor" under "Investment
Advisor and Other Service Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving and
Christmas.  The time at which transactions and shares are priced and the time by which  orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining the Fund's total net assets,  portfolio  securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Fund's pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and
the  prices  of  foreign  securities   denominated  in  foreign  currencies  are
translated to U.S.  dollars at the mean between the bid and offer  quotations of such  currencies  based on rates in effect as of the close of the  London  Stock
Exchange.  Use of a pricing  service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
Subject to the foregoing, securities for which market quotations are not readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in the Fund  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Fund, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage in the Fund represented by the value of shares of such Class,  except that  Institutional  Class will not incur any of the expenses  under the Trust's
Rule 12b-1 Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be allocable  to each Class,  the NAV of each Class of the Fund will vary.

                                       37

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Fund receives your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next Business Day. See the Fund's Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts,  the Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class C Shares,  and, if  applicable,  the  Limited  CDSC in the case of Class A
Shares  and  tender  to the  shareholder  the  requested  amount,  assuming  the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The Fund may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Fund will  process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled.  The Fund will honor redemption requests as to shares for which a check was tendered as payment,  but the Fund will not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal  by the Fund of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Fund

                                       38

fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders,  the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw  the  request  for  redemption  or leave it  standing  as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day  period for any one shareholder.

     The value of the Fund's  investments is subject to changing  market prices.
Thus, a shareholder  redeeming  shares of the Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions  of Class A Shares  Purchased  at Net Asset  Value"  below.  Class C
Shares are subject to CDSCs as described under "Contingent Deferred Sales Charge
- Class C Shares"  under  "Purchasing  Shares"  above  and in the Fund  Classes'
Prospectuses.  Except for the applicable  CDSC or Limited CDSC and, with respect to the expedited  payment by wire described  below for which, in the case of the
Fund  Classes,  there  may be a bank  wiring  cost,  neither  the  Fund  nor the
Distributor charge a fee for redemptions or repurchases,  but such fees could be charged at any time in the future.

     Holders of Class C Shares that exchange  their shares  ("Original  Shares")
for shares of other Delaware  Investments(R)  Funds (in each case, "New Shares")
in a permitted  exchange,  will not be subject to a CDSC that might otherwise be due upon redemption of the Original  Shares.  However,  such  shareholders  will continue to be subject to the CDSC and any CDSC assessed upon  redemption of the
New  Shares  will be charged by the Fund from  which the  Original  Shares  were exchanged.  For  purposes  of  computing  the CDSC  that may be  payable  upon a disposition  of the New  Shares,  the period of time that an  investor  held the
Original  Shares is added to the  period of time that an  investor  held the New
Shares.

     Holders  of Class A Shares  of the Fund may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares,  but may not exchange their Class A Shares for Class C Shares or Class
R Shares of the Fund or of any other Delaware  Investments(R)  Fund.  Holders of
Class C Shares of the Fund are  permitted to exchange all or part of their Class
C Shares  only into Class C Shares of any other  Delaware  Investments(R)  Fund.
Class C Shares of the Fund  acquired by exchange will continue to carry the CDSC of the fund from which the  exchange  is made.  Holders of Class R Shares of the
Fund are  permitted  to  exchange  all or part of their Class R Shares only into
Class R Shares of other Delaware  Investments(R) Funds or, if Class R Shares are
not available for a particular fund, into the Class A Shares of the Fund.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class C
Shares of the Fund will be made without the imposition of a CDSC by the Delaware
Investments(R)  Fund from  which the  exchange  is being made at the time of the exchange.

     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

                                       39

     The Fund  discourages  purchases  by  market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Fund will  consider  anyone who  follows a pattern  of market  timing in any  Delaware  Investments(R)  Fund to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining  whether market timing has occurred.  The Fund also reserves the right to consider other trading patterns as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Fund at P.O. Box 219656, Kansas City, MO 64121-9656 to
redeem some or all of your  shares.  The request must be signed by all owners of the account or your  investment  dealer of record.  For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Fund  requires a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP"). The Fund reserves the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness.  The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional Class Shares. Certificates are not issued for Class C Shares.

Written Exchange
     You may  also  write  to the Fund (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account.  The Fund reserves the right to modify,  terminate or suspend these  procedures  upon 60 days' written notice to shareholders.  It may be difficult to reach the Fund by telephone during periods when  market  or  economic  conditions  lead to an  unusually  large  volume  of telephone requests.

     The Fund and its Transfer  Agent are not  responsible  for any  shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent transactions.

                                       40

Telephone instructions received by the Fund Classes are generally tape recorded, and a written  confirmation  will be provided  for all  purchase,  exchange  and
redemption   transactions  initiated  by  telephone.  By  exchanging  shares  by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  -- Check to Your  Address of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption  --  Proceeds  to Your Bank:  Redemption  proceeds of
$1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should  authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the  Shareholder  Service  Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other  Delaware  Investments(R)  Funds under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM)  On Demand.  When you authorize the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m.,  Eastern  time.  There is a $25 minimum  and  $100,000 maximum limit for  MoneyLine(SM) On Demand  transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Fund  does  not  recommend  any  specific  amount  of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for the  investments  made  through  qualified  retirement  plans.  Shares purchased with the initial investment and through reinvestment of cash dividends
and  realized   securities  profits   distributions  will  be  credited  to  the
shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

                                       41

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited CDSC for Class A Shares and CDSC for C Shares redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under  the Plan  will be  subjected  to the  applicable  CDSC, including an assessment for previously  redeemed amounts under the Plan. Whether a waiver of the CDSC is  available  or not,  the first shares to be redeemed for each  Systematic  Withdrawal  Plan  payment  will be those not subject to a CDSC because they have either  satisfied the required holding period or were acquired through the reinvestment of distributions.  See the Fund Classes' Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed.  The Fund does not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Class.  Shareholders  should consult with their financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second

                                       42

year after the purchase,  if such  purchases  were made at NAV and triggered the payment  by the  Distributor  of the  dealer's  commission  described  above  in
"Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares being  redeemed;  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware Investments(R) Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited  CDSC is assessed if such two year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares and the CDSCs  applicable to C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes' Prospectus, certain retirement plans that contain  certain  legacy assets may redeem  shares  without  paying a CDSC.  The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The policy of the Trust is to  distribute  substantially  all of the Fund's net investment income and net realized capital gains, if any,  annually,  in the amount and at the times that will avoid any federal income or excise taxes. This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

     All  dividends and any capital  gains will be  automatically  reinvested in additional  shares of the same  Class of the Fund at the NAV of the  ex-dividend date unless,  you  otherwise  designate in writing  that such  dividends  and/or distributions  are to be paid in cash.  If you elect to take your  dividends and distributions in cash and such dividends and  distributions  are in an amount of
$25 or more, you may choose the  MoneyLine(SM)  Direct Deposit  Service and have such payments  transferred  from your Fund account to your  pre-designated  bank account. See

                                       43

"Systematic  Withdrawal Plans" above. Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding a shareholder's  election to receive dividends in cash. If such a  shareholder's  dividends  increase to greater than
$1.00,  the  shareholder  would  have to file a new  election  in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered by the United  States Postal  Service or which remains  uncashed for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest.  The Fund may deduct  from a  shareholder's  account  the costs of the
Fund's effort to locate a shareholder if a shareholder's mail is returned by the
United  States  Postal  Service  or the Fund is  otherwise  unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

     Each  class  of  shares  of the  Fund  will  share  proportionately  in the investment  income and expenses of such Fund, except that, absent any applicable fee waiver,  Class A Shares,  Class C Shares and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes
     Distributions of Net Investment  Income. The Fund receives income generally in  the  form  of  dividends  and  interest  on  its  investments  in  portfolio securities.  This income,  less expenses  incurred in the operation of the Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions by the Fund from such income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of  Foreign  Withholding  Taxes.  The Fund may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the  Fund.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC securities,  the Fund intends to mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Fund.

                                       44

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by the Fund in December,  but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. The Fund intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal  Revenue Code and intends to so qualify during the current fiscal year.
As a regulated  investment company, the Fund generally pay no federal income tax on the income and gains it  distributes  to you. The Board of Trustees  reserves the right not to  distribute  the Fund's net  long-term  capital  gain or not to maintain the qualification of the Fund as a regulated  investment  company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is retained,  the Fund would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, the Fund is  required  to  distribute  its income  and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required  Distributions.  To avoid federal excise taxes,  the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of April 30 ("post-October  loss") as occurring on the first day of the following tax year (i.e., May 1).

                                       45

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends  paid by the Fund may be qualified  dividends  eligible for taxation at long-term  capital  gain rates.  This reduced rate  generally is available for dividends  paid by the Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other

                                       46

limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a  portion  of the  dividends  paid by the Fund may  qualify  for the  corporate dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the
Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect  whether gain or loss  recognized by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could, therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. For example:

     Derivatives. The Fund is permitted to invest in certain options and futures contracts such as broad-based stock indexes and stock index futures. If the Fund makes these investments,  it could be required to mark-to-market these contracts and realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under these rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term gains.
In  determining  its net income for excise tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts  annually  as of  October 31 (for capital gain net income) and December 31 (for taxable ordinary  income),  and to realize and distribute any resulting income and gains.

     Short sales and securities  lending  transactions.  The Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Tax straddles.  The Fund's  investment in options and futures  contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

                                       47

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (i) bank deposit interest,  (ii)  short-term  original  discount  and (iii)  interest  (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent interest,  and (iv) any  interest-related  dividend from another regulated investment company.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term Capital Gain dividends for non-U.S.  investors.  While the Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or

                                       48

other  property that would  generally be treated as situated  outside the United
States if held directly by the estate. This provision applies to decedents dying after  December 31, 2004 and before  January 1, 2008,  unless such  provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of " Distributions and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Fund's  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Fund's past performance and should not be considered as representative  of future results.  The Fund will calculate its performance in accordance  with the  requirements  of the rules and  regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [________________],          which          is          located          at
[________________________________________], serves as the independent registered public  accounting  firm for the Trust and, in its capacity as such,  audits the annual financial statements  contained in the Fund's Annual Report.  Because the
Fund had not commenced operations prior to the date of this Part B, the Fund has no financial history.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     Because  the Fund had not  commenced  operations  prior to the date of this
Part B, the Fund has no principal holders.

                                       49

                                     PART C
                         (Delaware Group Equity Funds I)
                        Post-Effective Amendment No. 121

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 109 filed October 29, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 109 filed October 29, 1999.

               (3)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration  of Trust attached as Exhibit No.
                    EX-99.a.3.

          (b)  By-Laws.   Amended  and  Restated  By-Laws  (November  16,  2006)
               attached as Exhibit No. EX-99.b.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of the Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 109 filed October 29, 1999.

               (2)  By-Laws.  Article II of the  Amended  and  Restated  By-Laws
                    (November 16, 2006) attached as Exhibit No. EX-99.b.

          (d)  Investment Advisory Contracts.

               (1)  Executed Investment Management Agreement (December 28, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 111 filed October 30, 2000.

                    (i)  Amended   Exhibit  A  to  the   Investment   Management
                         Agreement to be filed by amendment.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No. 116 filed  December  30,
                         2003.

                    (ii) Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement (January 1, 2007)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware Distributors, L.P. on behalf of the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No. 120 filed  February  26,
                         2007.

                    (iii) Form  of  Distribution   Expense   Limitation   Letter
                         (February 2007) between Delaware Distributors, L.P. and
                         the  Registrant   incorporated   into  this  filing  by

                                       1

                         reference  to  Post-Effective  Amendment  No. 120 filed
                         February 26, 2007.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 114 filed December 30, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 114 filed December 30, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 114 filed December 30, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by  reference  to  Post-Effective  Amendment  No. 117 filed December 27, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.g.1.

               (2)  Executed  Securities Lending  Authorization  (July 20, 2007)
                    between  Mellon Bank,  N.A. and the  Registrant  attached as
                    Exhibit No. EX-99.g.2.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed December 28, 2001.

                    (i)  Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective Amendment No. 116
                         filed December 30, 2003.

                    (ii) Executed  Schedule B (June 1, 2007) to the  Shareholder
                         Services    Agreement    attached    as   Exhibit   No.
                         EX-99.h.1.ii.

               (2)  Form  of  Fund   Accounting  and  Financial   Administration
                    Services  Agreement  (October 1, 2007) between  Mellon Bank,
                    N.A. and the Registrant attached as Exhibit No. EX-99.h.2.

               (3)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant attached as Exhibit
                    No. EX-99.h.3.

          (i)  Legal Opinion.

               (1)  Opinion  and   Consent  of  Counsel   (October   29,   1999)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 109 filed October 29, 1999.

               (2)  Opinion and Consent of Counsel  with respect to Delaware Mid
                    Cap Value Fund to be filed by amendment.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

                                       2

          (m)  Rule 12b-1 Plans.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed December 28, 2001.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed December 28, 2001.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 113 filed December 28, 2001.

               (4)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 119 filed February 22, 2006.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 119 filed February 22, 2006.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (September 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 120 filed February 26, 2007.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney (May 17, 2007) attached as Exhibit No.
               EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article  VI  of  the Amended  and  Restated By-Laws
          (November  16,  2006)  attached as Exhibit No.  EX-99.b.  Article VII,
          Section 2 (November  15, 2006) to the  Agreement  and  Declaration  of
          Trust attached as Exhibit No. EX-99.a.3.

Item 26.  Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain  of the  other  funds  in the  Delaware  Investments(R)  Funds
          (Delaware Group Adviser Funds,  Delaware Group Cash Reserve,  Delaware
          Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group
          Equity  Funds  IV,  Delaware  Group  Equity  Funds V,  Delaware  Group
          Foundation  Funds,   Delaware  Group  Global  &  International  Funds,
          Delaware Group Government Fund, Delaware Group Income Funds,  Delaware
          Group  Limited-Term  Government  Funds,  Delaware Group State Tax-Free
          Income Trust,  Delaware Group  Tax-Free Fund,  Delaware Group Tax-Free
          Money Fund,  Delaware  Investments  Municipal  Trust,  Delaware Pooled
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual
          Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware
          Investments  Dividend  and Income  Fund,  Inc.,  Delaware  Investments
          Global Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona
          Municipal Income Fund,  Inc.,  Delaware  Investments  Colorado Insured
          Municipal  Income Fund,  Inc.,  Delaware  Investments  Florida Insured
          Municipal  Income Fund and Delaware  Investments  Minnesota  Municipal
          Income Fund II, Inc.), as well as to certain non-affiliated registered investment  companies.  In addition,  certain  officers of the Manager also serve as trustees of other  Delaware  Investments(R)  Funds,  and certain  officers are also  officers of these other  funds.  A company indirectly  owned by the  Manager's  parent  company acts as principal underwriter to the mutual funds in the Delaware  Investments(R)  Funds
          (see Item 27 below) and another such  company acts as the  shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments(R) Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
Patrick P. Coyne   President               President/ Chief       Mr. Coyne has served in
                                           Executive Officer      various executive
                                                                  capacities within
                                                                  Delaware Investments

                                                                  President - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------
Ryan K. Brist      Executive Vice          None                   Mr. Brist has served in
                   President/Managing                             various executive
                   Director/Chief                                 capacities within
                   Investment Officer--                           Delaware Investments
                   Fixed Income
------------------ ----------------------- ---------------------- --------------------------
John C.E.          Executive Vice          None                   Mr. Campbell has served
Campbell           President/Global                               in various executive
                   Marketing & Client                             capacities within
                   Services                                       Delaware Investments

                                                                  President/Chief
                                                                  Executive Officer -
                                                                  Optimum Fund Trust
------------------ ----------------------- ---------------------- --------------------------
Philip N. Russo    Executive Vice          None                   Mr. Russo has served in
                   President/Chief                                various executive
                   Administrative Officer                         capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
See Yeng Quek      Executive Vice          Executive Vice         Mr. Quek has served in
                   President/Managing      President/Managing     various executive
                   Director/Chief          Director/Chief         capacities within
                   Investment Officer,     Investment Officer,    Delaware Investments
                   Fixed Income            Fixed Income
                                                                  Executive Vice
                                                                  President/Managing
                                                                  Director/
                                                                  Chief Investment
                                                                  Officer, Fixed Income
                                                                  -Lincoln National
                                                                  Investment Companies,
                                                                  Inc.

                                                                  Director/Trustee -
                                                                  HYPPCO Finance Company
                                                                  Ltd.
------------------ ----------------------- ---------------------- --------------------------
Douglas L.         Senior Vice             None                   Mr. Anderson has served
Anderson           President/Operations                           in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Marshall T.        Senior Vice             Senior Vice            Mr. Bassett has served
Bassett            President/Chief         President/             in various executive
                   Investment Officer--    Chief Investment       capacities within
                   Emerging Growth Equity  Officer-- Emerging     Delaware Investments
                                           Growth Equity
------------------ ----------------------- ---------------------- --------------------------
Joseph R. Baxter   Senior Vice             Senior Vice            Mr. Baxter has served in
                   President/Head of       President/             various executive
                   Municipal Bond          Head of Municipal      capacities within
                   Investments             Bond Investments       Delaware Investments
------------------ ----------------------- ---------------------- --------------------------

                                       4

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
Christopher S.     Senior Vice             Senior Vice            Mr. Beck has served in
Beck               President/Senior        President/Senior       various executive
                   Portfolio Manager       Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Michael P.         Senior Vice             Senior Vice            Mr. Buckley has served
Buckley            President/Director of   President/             in various executive
                   Municipal Research      Director of            capacities within
                                           Municipal Research     Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Michael F.         Senior Vice President   Senior Vice            Mr. Capuzzi has served
Capuzzi           --                       President--            in various executive
                   Investment Systems      Investment Systems     capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Lui-Er Chen(1)     Senior Vice             Senior Vice            Mr. Chen has served in
                   President/Senior        President/             various executive
                   Portfolio               Senior Portfolio       capacities within
                   Manager/Chief           Manager/Chief          Delaware Investments
                   Investment Officer--    Investment Officer--
                   Emerging Markets        Emerging Markets
------------------ ----------------------- ---------------------- --------------------------
Stephen R. Cianci  Senior Vice             Senior Vice            Mr. Cianci has served in
                   President/Senior        President/Senior       various executive
                   Portfolio Manager       Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Robert F. Collins  Senior Vice             Senior Vice            Mr. Collins has served
                   President/Senior        President/             in various executive
                   Portfolio Manager       Senior Portfolio       capacities within
                                           Manager                Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Stephen J.         Senior Vice             Senior Vice            Mr. Czepiel has served
Czepiel            President/Senior        President/Senior       in various executive
                   Municipal Bond Trader   Municipal Bond Trader  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
James A. Forant    Senior Vice             None                   Mr. Forant has served in
                   President/Director,                            various executive
                   Technical Services                             capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Brian Funk         Senior Vice             None                   Mr. Funk has served in
                   President/Director of                          various executive
                   Credit Research                                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Brent C. Garrells  Senior Vice             None                   Mr. Garrells has served
                   President/Senior                               in various executive
                   Research Analyst                               capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Stuart M. George   Senior Vice             Senior Vice            Mr. George has served in
                   President/Head of       President/Head of      various executive
                   Equity Trading          Equity Trading         capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Paul Grillo        Senior Vice             Senior Vice            Mr. Grillo has served in
                   President/Senior        President/Senior       various executive
                   Portfolio Manager       Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Jonathan Hatcher   Senior Vice             None                   Mr. Hatcher has served
                   President/Senior                               in various executive
                   Research Analyst                               capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
William F. Keelan  Senior Vice             Senior Vice            Mr. Keelan has served in
                   President/Director of   President/Director     various executive
                   Quantitative Research   of Quantitative        capacities within
                                           Research               Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Francis X. Morris  Senior Vice             Senior Vice            Mr. Morris has served in
                   President/Chief         President/Chief        various executive
                   Investment Officer--    Investment Officer--   capacities within
                   Core Equity             Core Equity            Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Brian L. Murray,   Senior Vice             Senior Vice            Mr. Murray has served in
Jr.                President/Chief         President/Chief        various executive
                   Compliance Officer      Compliance Officer     capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------

                                       5

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
                                                                  Senior Vice
                                                                  President/Chief
                                                                  Compliance Officer -
                                                                  Lincoln National
                                                                  Investment Companies,
                                                                  Inc.
------------------ ----------------------- ---------------------- --------------------------
Susan L. Natalini  Senior Vice             None                   Ms. Natalini has served
                   President/Marketing &                          in various executive
                   Shared Services                                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Zoe Neale(2)       Senior Vice             Senior Vice            Mr. Neale has served in
                   President/Chief         President/Chief        various executive
                   Investment Officer,     Investment Officer,    capacities within
                   International Equity    International Equity   Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
D. Tysen Nutt      Senior Vice             Senior Vice            Mr. Nutt has served in
                   President/Chief         President/Chief        various executive
                   Investment Officer,     Investment Officer,    capacities within
                   Large Cap Value Equity  Large Cap Value        Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
David P. O'Connor  Senior Vice             Senior Vice            Mr. O'Connor has served
                   President/Strategic     President/ Strategic   in various executive
                   Investment              Investment             capacities within
                   Relationships and       Relationships and      Delaware Investments
                   Initiatives/General     Initiatives/ General
                   Counsel                 Counsel                Senior Vice President/
                                                                  Strategic Investment
                                                                  Relationships and
                                                                  Initiatives/ General
                                                                  Counsel/Chief Legal
                                                                  Officer - Optimum Fund
                                                                  Trust

                                                                  Senior Vice President/
                                                                  Strategic Investment
                                                                  Relationships and
                                                                  Initiatives/ General
                                                                  Counsel/Chief Legal
                                                                  Officer - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------
John J. O'Connor   Senior Vice             Senior Vice            Mr. O'Connor has served
                   President/Investment    President/Treasurer    in various executive
                   Accounting                                     capacities within
                                                                  Delaware Investments

                                                                  Senior Vice
                                                                  President/Assistant
                                                                  Treasurer - Optimum Fund
                                                                  Trust
------------------ ----------------------- ---------------------- --------------------------
Philip R. Perkins  Senior Vice             Senior Vice            Mr. Perkins has served
                   President/Senior        President/Senior       in various executive
                   Portfolio Manager       Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Timothy L. Rabe    Senior Vice             None                   Mr. Rabe has served in
                   President/Senior                               various executive
                   Portfolio                                      capacities within
                   Manager/Head of High                           Delaware Investments
                   Yield
------------------ ----------------------- ---------------------- --------------------------
Richard Salus      Senior Vice             Senior Vice            Mr. Salus has served in
                   President/              President/Chief        various executive
                   Controller/Treasurer    Financial Officer      capacities within
                                                                  Delaware Investments

                                                                  Senior Vice President/
                                                                  Controller/Treasurer -
                                                                  Lincoln National
                                                                  Investment Companies,
                                                                  Inc.
------------------ ----------------------- ---------------------- --------------------------

                                       6

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
                                                                  Senior Vice
                                                                  President/Chief
                                                                  Financial Officer -
                                                                  Optimum Fund Trust
------------------ ----------------------- ---------------------- --------------------------
Jeffrey S. Van     Senior Vice             Senior Vice            Mr. Van Harte has served
Harte(3)           President/Chief         President/Chief        in various executive
                   Investment Officer--    Investment Officer--   capacities within
                   Focus Growth Equity     Focus Growth Equity    Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Babak Zenouzi(4)   Senior Vice             Senior Vice            Mr. Zenouzi has served
                   President/Senior        President/Senior       in various executive
                   Portfolio Manager       Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Gary T. Abrams     Vice President/Senior   None                   Mr. Abrams has served in
                   Equity Trader                                  various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Christopher S.     Vice                    Vice                   Mr. Adams has served in
Adams              President/Portfolio     President/Portfolio    various executive
                   Manager/Senior Equity   Manager/Senior         capacities within
                   Analyst                 Equity Analyst         Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Damon J. Andres    Vice President/Senior   Vice                   Mr. Andres has served in
                   Portfolio Manager       President/Senior       various executive
                                           Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Margaret           Vice President/         None                   Ms. Bacon has served in
MacCarthy          Investment Specialist                          various executive
Bacon(5)                                                          capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Todd Bassion(6)    Vice President/Senior   Vice                   Mr. Bassion has served
                   Research Analyst        President/Senior       in various executive
                                           Research Analyst       capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Richard E.         Vice President/Equity   None                   Mr. Biester has served
Biester            Trader                                         in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Christopher J.     Vice President/Senior   Vice                   Mr. Bonavico has served
Bonavico(7)        Portfolio Manager,      President/Senior       in various executive
                   Equity Analyst          Portfolio Manager,     capacities within
                                           Equity Analyst         Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Vincent A.         Vice President/Senior   None                   Mr. Brancaccio has
Brancaccio         Equity Trader                                  served in various
                                                                  executive capacities
                                                                  within Delaware
                                                                  Investments
------------------ ----------------------- ---------------------- --------------------------
Kenneth F.         Vice President/Senior   Vice                   Mr. Broad has served in
Broad(8)           Portfolio               President/Senior       various executive
                   Manager/Equity Analyst  Portfolio              capacities within
                                           Manager/Equity         Delaware Investments
                                           Analyst
------------------ ----------------------- ---------------------- --------------------------
Stephen J. Busch   Vice President--        None                   Mr. Busch has served in
                   Managed Accounts                               various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Mary Ellen M.      Vice President/Client   Vice                   Ms. Carrozza has served
Carrozza           Services                President/Client       in various executive
                                           Services               capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Stephen G.         Vice                    Vice                   Mr. Catricks has served
Catricks           President/Portfolio     President/Portfolio    in various executive
                   Manager                 Manager                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Anthony G.         Vice                    Vice                   Mr. Ciavarelli has
Ciavarelli         President/Assistant     President/Associate    served in various
                   General Counsel/        General Counsel/       executive capacities
                   Assistant Secretary     Assistant Secretary    within Delaware
                                                                  Investments
------------------ ----------------------- ---------------------- --------------------------

                                       7

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
                                                                  Vice President/Associate
                                                                  General
                                                                  Counsel/Assistant
                                                                  Secretary - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------
David F. Connor    Vice President/Deputy   Vice                   Mr. Connor has served in
                   General Counsel/        President/Deputy       various executive
                   Assistant Secretary     General Counsel/       capacities within
                                           Secretary              Delaware Investments

                                                                  Vice President/Deputy
                                                                  General
                                                                  Counsel/Secretary -
                                                                  Optimum Fund Trust

                                                                  Vice President/Deputy
                                                                  General Counsel/
                                                                  Secretary - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------
Cori E. Daggett    Vice President,         Vice President,        Ms. Daggett has served
                   Counsel, Assistant      Associate General      in various executive
                   Secretary               Counsel, Assistant     capacities within
                                           Secretary              Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Christopher M.     Vice                    Vice                   Mr. Ericksen has served
Ericksen(9)        President/Portfolio     President/Portfolio    in various executive
                   Manager, Equity         Manager, Equity        capacities within
                   Analyst                 Analyst                Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Joel A. Ettinger   Vice                    Vice                   Mr. Ettinger has served
                   President/Taxation      President/Taxation     in various executive
                                                                  capacities within
                                                                  Delaware Investments

                                                                  Vice President/Taxation
                                                                  - Lincoln National
                                                                  Investment Companies,
                                                                  Inc.
------------------ ----------------------- ---------------------- --------------------------
Phoebe W. Figland  Vice President/         Vice President/        Ms. Figland has served
                   Investment Accounting   Investment Accounting  in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Joseph Fiorilla    Vice                    None                   Mr. Fiorilla has served
                   President/Trading                              in various executive
                   Operations                                     capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Charles E. Fish    Vice President/Senior   None                   Mr. Fish has served in
                   Equity Trader                                  various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Clifford M.        Vice President/Senior   None                   Mr. Fisher has served in
Fisher             Municipal Bond Trader                          various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Patrick G.         Vice                    Vice President/        Mr. Fortier has served
Fortier(10)        President/Portfolio     Portfolio Manager,     in various executive
                   Manager, Equity         Equity Analyst         capacities within
                   Analyst                                        Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Paul D. Foster     Vice                    None                   Mr. Foster has served in
                   President/Investment                           various executive
                   Specialist-- Emerging                          capacities within
                   Growth Equity                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Denise A.          Vice                    Vice                   Ms. Franchetti has
Franchetti         President/Portfolio     President/Portfolio    served in various
                   Manager/Municipal       Manager/Municipal      executive capacities
                   Bond Credit Analyst     Bond Credit Analyst    within Delaware
                                                                  Investments
------------------ ----------------------- ---------------------- --------------------------
James A. Furgele   Vice President/         Senior Vice            Mr. Furgele has served
                   Investment Accounting   President/             in various executive
                                           Investment Accounting  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------

                                       8

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
Henry A.           Vice President/Equity   None                   Mr. Garrido has served
Garrido(11)        Analyst                                        in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Barry S.           Vice                    Vice                   Mr. Gladstein has served
Gladstein          President/Portfolio     President/Equity       in various executive
                   Manager                 Analyst/Portfolio      capacities within
                                           Manager                Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Edward Gray(12)    Vice President/Senior   Vice                   Mr. Gray has served in
                   Portfolio Manager       President/Senior       various executive
                                           Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Lisa L.            Vice President/Head     None                   Ms. Hansen has served in
Hansen(13)         of Focus Growth                                various executive
                   Equity Trading                                 capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Gregory M.         Vice                    Vice                   Mr. Heywood has served
Heywood(14)        President/Portfolio     President/Portfolio    in various executive
                   Manager, Equity         Manager, Research      capacities within
                   Analyst                 Analyst                Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Sharon Hill        Vice President/Head     Vice President/Head    Ms. Hill has served in
                   of Equity               of Equity              various executive
                   Quantitative Research   Quantitative           capacities within
                   and Analytics           Research and           Delaware Investments
                                           Analytics
------------------ ----------------------- ---------------------- --------------------------
Christopher M.     Vice                    Vice                   Mr. Holland has served
Holland            President/Portfolio     President/Associate    in various executive
                   Manager                 Equity Analyst         capacities within
                                           II/Portfolio Manager   Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Michael E. Hughes  Vice President/Senior   Vice                   Mr. Hughes has served in
                   Equity Analyst          President/Senior       various executive
                                           Equity Analyst         capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Jordan L. Irving   Vice President/Senior   Vice                   Mr. Irving has served in
                   Portfolio Manager       President/Senior       various executive
                                           Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Cynthia Isom       Vice President/Senior   Vice                   Ms. Isom has served in
                   Portfolio Manager       President/Portfolio    various executive
                                           Manager                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Kenneth R.         Vice                    Vice                   Mr. Jackson has served
Jackson            President/Quantitative  President/Equity       in various executive
                   Analyst                 Trader                 capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Audrey E. Kohart   Vice                    Vice                   Ms. Kohart has served in
                   President/Financial     President/Financial    various executive
                   Planning and Reporting  Planning and           capacities within
                                           Reporting              Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Andrew             Vice President/High     None                   Mr. Kronschnabel has
Kronschnabel       Grade Trader                                   served in various
                                                                  executive capacities
                                                                  within Delaware
                                                                  Investments
------------------ ----------------------- ---------------------- --------------------------
Roseanne L. Kropp  Vice President/Senior   None                   Ms. Kropp has served in
                   Fund Analyst II                                various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Nikhil G. Lalvani  Vice President/Senior   Vice                   Mr. Lalvani has served
                   Equity                  President/Senior       in various executive
                   Analyst/Portfolio       Equity                 capacities within
                   Manager                 Analyst/Portfolio      Delaware Investments
                                           Manager
------------------ ----------------------- ---------------------- --------------------------
Steven T. Lampe    Vice                    Vice                   Mr. Lampe has served in
                   President/Portfolio     President/Portfolio    various executive
                   Manager                 Manager                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Alfio Leone IV     Vice President/High     None                   Mr. Leone has served in
                   Grade Trader                                   various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------

                                       9

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
Anthony A.         Vice President/Senior   Vice                   Mr. Lombardi has served
Lombardi           Portfolio Manager       President/Senior       in various executive
                                           Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Francis P. Magee   Vice President/Equity   None                   Mr. Magee has served in
                   Business Manager                               various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Charles (Tom) T.   Vice President/High     None                   Mr. McClintic has served
McClintic          Yield Trader                                   in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Michael S. Morris  Vice                    Vice                   Mr. Morris has served in
                   President/Portfolio     President/Portfolio    various executive
                   Manager/Senior Equity   Manager/Senior         capacities within
                   Analyst                 Equity Analyst         Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Scott Moses        Vice President/High     None                   Mr. Moses has served in
                   Grade Trader                                   various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Philip O. Obazee   Vice President/         Vice President/        Mr. Obazee has served in
                   Derivatives Manager     Derivatives Manager    various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Donald G. Padilla  Vice                    Vice                   Mr. Padilla has served
                   President/Portfolio     President/Portfolio    in various executive
                   Manager/Senior Equity   Manager/Senior         capacities within
                   Analyst                 Equity Analyst         Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Daniel J.          Vice President/Senior   Vice                   Mr. Prislin has served
Prislin(15)        Portfolio               President/Senior       in various executive
                   Manager/Equity Analyst  Portfolio              capacities within
                                           Manager/Equity         Delaware Investments
                                           Analyst
------------------ ----------------------- ---------------------- --------------------------
Craig S. Remsen    Vice President/Senior   None                   Mr. Remsen has served in
                   Credit Research                                various executive
                   Analyst                                        capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Carl Rice          Vice President/Senior   Vice                   Mr. Rice has served in
                   Investment              President/Senior       various executive
                   Specialist, Large Cap   Investment             capacities within
                   Value Focus Equity      Specialist, Large      Delaware Investments
                                           Cap Value Focus
                                           Equity
------------------ ----------------------- ---------------------- --------------------------
Joseph T. Rogina   Vice President/Equity   None                   Mr. Rogina has served in
                   Trader                                         various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Debbie A.          Vice President/Equity   None                   Ms. Sabo has served in
Sabo(16)           Trader, Focus Growth                           various executive
                   Equity                                         capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Kevin C. Schildt   Vice President/Senior   Vice                   Mr. Schildt has served
                   Municipal Credit        President/Senior       in various executive
                   Analyst                 Municipal Credit       capacities within
                                           Analyst                Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Bruce              Vice President/Equity   Vice                   Mr. Schoenfeld has
Schoenfeld(17)     Analyst                 President/Equity       served in various
                                           Analyst                executive capacities
                                                                  within Delaware
                                                                  Investments
------------------ ----------------------- ---------------------- --------------------------
Richard D. Seidel  Vice                    None                   Mr. Seidel has served in
                   President/Assistant                            various executive
                   Controller/Assistant                           capacities within
                   Treasurer                                      Delaware Investments

                                                                  Vice President/Assistant
                                                                  Controller/Assistant
                                                                  Treasurer - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------

                                       10

------------------ ----------------------- ---------------------- --------------------------
Name and                                   Positions and
Principal          Positions and Offices   Offices with           Other Positions and
Business Address   with Manager            Registrant             Offices Held
------------------ ----------------------- ---------------------- --------------------------
Nancy E. Smith     Vice President--        Vice President--       Ms. Smith has served in
                   Investment Accounting   Investment Accounting  various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Brenda L.          Vice                    None                   Ms. Sprigman has served
Sprigman           President/Business                             in various executive
                   Manager ---Fixed                               capacities within
                   Income                                         Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Michael T.         Vice                    None                   Mr. Taggart has served
Taggart            President/Facilities                           in various executive
                   & Administrative                               capacities within
                   Services                                       Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Rise Taylor        Vice President          None                   Ms. Sprigman has served
                   Strategic Investment                           in various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Spencer M. Tullo   Vice President/High     None                   Mr. Tullo has served in
                   Yield Trader                                   various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Robert A. Vogel,   Vice President/Senior   Vice                   Mr. Vogel has served in
Jr.                Portfolio Manager       President/Senior       various executive
                                           Portfolio Manager      capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Lori P. Wachs      Vice                    Vice                   Ms. Wachs has served in
                   President/Portfolio     President/Portfolio    various executive
                   Manager                 Manager                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Laura A. Wagner    Vice President/         Vice President/        Ms. Wagner has served in
                   Investment Accounting   Investment Accounting  various executive
                                                                  capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Kathryn R.         Vice                    Vice                   Ms. Williams has served
Williams           President/Associate     President/Associate    in various executive
                   General                 General                capacities within
                   Counsel/Assistant       Counsel/Assistant      Delaware Investments
                   Secretary               Secretary
                                                                  Vice President/Associate
                                                                  General
                                                                  Counsel/Assistant
                                                                  Secretary - Lincoln
                                                                  National Investment
                                                                  Companies, Inc.
------------------ ----------------------- ---------------------- --------------------------
Nashira Wynn       Vice President/Senior   Vice                   Ms. Wynn has served in
                   Equity                  President/Senior       various executive
                   Analyst/Portfolio       Equity                 capacities within
                   Manager                 Analyst/Portfolio      Delaware Investments
                                           Manager
------------------ ----------------------- ---------------------- --------------------------
Greg Zappin        Vice President/Senior                          Mr. Zappin has served in
                   Credit Research                                various executive
                   Analyst                                        capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------
Guojia Zhang(18)   Vice President/Equity   Vice                   Mr. Zhang has served in
                   Analyst                 President/Equity       various executive
                                           Analyst                capacities within
                                                                  Delaware Investments
------------------ ----------------------- ---------------------- --------------------------

(1)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.
(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(3)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.
(4)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.
(6)  Senior  Research  Associate,   Thomas  Weisel  Partners,   2002-2005.   (7)
     Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

                                       11

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(11) Senior Analyst, Wells Capital Management, 2000-2006.
(12) Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(15) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(16) Head Trader, McMorgan & Company, 2003-2005.
(17) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(18) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27. Principal Underwriters.

          (a)(1)    Delaware Distributors, L.P. serves as principal  underwriter for all the mutual funds in the Delaware  Investments Family of Funds.

          (a)(2)    Information  with respect to each officer and partner of the principal  underwriter and the Registrant is provided below.
                    Unless otherwise  noted,  the principal  business address of each officer and partner of Delaware  Distributors,  L.P. is
                    2005 Market Street, Philadelphia, PA 19103-7094.

------------------------------ ------------------------------ ---------------------------
Name and Principal Business    Positions and Offices with     Positions and Offices
Address                        Underwriter                    with Registrant
------------------------------ ------------------------------ ---------------------------
Delaware Distributors, Inc.    General Partner                None
------------------------------ ------------------------------ ---------------------------
Delaware Capital Management    Limited Partner                None
------------------------------ ------------------------------ ---------------------------
Delaware Investment Advisers   Limited Partner                None
------------------------------ ------------------------------ ---------------------------
Theodore K. Smith              President                      None
------------------------------ ------------------------------ ---------------------------
Philip N. Russo                Executive Vice President       None
------------------------------ ------------------------------ ---------------------------
Douglas L. Anderson            Senior Vice                    None
                               President/Operations
------------------------------ ------------------------------ ---------------------------
Jeffrey M. Kellogg             Senior Vice President/Senior   None
                               Product
                               Manager/Communications
                               Manager
------------------------------ ------------------------------ ---------------------------
Brian L. Murray, Jr.           Senior Vice                    Senior Vice
                               President/Compliance           President/Chief
                                                              Compliance Officer
------------------------------ ------------------------------ ---------------------------
David P. O'Connor              Senior Vice                    Senior Vice
                               President/Strategic            President/Strategic
                               Investment Relationships       Investment Relationships
                               and  Initiatives/General       and Initiatives/General
                               Counsel                        Counsel
------------------------------ ------------------------------ ---------------------------
Robert E. Powers               Senior Vice President/Senior   None
                               Domestic Sales Manager
------------------------------ ------------------------------ ---------------------------
Richard Salus                  Senior Vice                    Senior Vice
                               President/Controller/          President/Chief Financial
                               Treasurer/Financial            Officer
                               Operations Principal
------------------------------ ------------------------------ ---------------------------
Trevor M. Blum                 Vice President/Senior          None
                               Consultant Relationship
                               Manager
------------------------------ ------------------------------ ---------------------------
E. Zoe Bradley                 Vice President/Product         None
                               Management Manager
------------------------------ ------------------------------ ---------------------------
Mel Carrozza                   Vice President/Client          None
                               Services
------------------------------ ------------------------------ ---------------------------
Anthony G. Ciavarelli          Vice                           Vice President/Associate
                               President/Counsel/Assistant    General Counsel/Assistant
                               Secretary                      Secretary
------------------------------ ------------------------------ ---------------------------
David F. Connor                Vice President/Deputy          Vice President/Deputy
                               General Counsel/ Secretary     General Counsel/Secretary
------------------------------ ------------------------------ ---------------------------

                                       12

------------------------------ ------------------------------ ---------------------------
Name and Principal Business    Positions and Offices with     Positions and Offices
Address                        Underwriter                    with Registrant
------------------------------ ------------------------------ ---------------------------
Joel A. Ettinger               Vice President/Taxation        Vice President/Taxation
------------------------------ ------------------------------ ---------------------------
Edward M. Grant                Vice President/Senior          None
                               Domestic Sales Manager
------------------------------ ------------------------------ ---------------------------
Audrey Kohart                  Vice President/Financial       Vice President/Financial
                               Planning and Reporting         Planning and Reporting
------------------------------ ------------------------------ ---------------------------
Marlene D. Petter              Vice President/Marketing       None
                               Communications
------------------------------ ------------------------------ ---------------------------
Richard D. Seidel              Vice President/Assistant       None
                               Controller/Assistant
                               Treasurer
------------------------------ ------------------------------ ---------------------------
Michael T. Taggart             Vice President/Facilities &    None
                               Administrative Services
------------------------------ ------------------------------ ---------------------------
Molly Thompson                 Vice President/Associate       None
                               Product Management Manager
------------------------------ ------------------------------ ---------------------------
Kathryn R. Williams            Vice President/Senior          Vice President/Associate
                               Counsel/ Assistant Secretary   General Counsel/Assistant
                                                              Secretary
------------------------------ ------------------------------ ---------------------------

          (b)(1)    Lincoln  Financial  Distributors,  Inc.   ("LFD") serves  as
                    financial  intermediary  wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

          (b)(2)    Information with  respect to each officer and partner of LFD and the  Registrant  is  provided  below.  Unless  otherwise noted,  the principal  business  address of each officer and partner  of LFD is  2001  Market  Street,  Philadelphia,  PA
                    19103-7055.

--------------------------- ------------------------ ---------------------------
Name and Principal          Positions and            Positions and Offices
Business Address            Office with LFD          with Registrant
--------------------------- ------------------------ ---------------------------
Terrance Mullen             President                            None
--------------------------- ------------------------ ---------------------------
Joel Schwartz               Vice President                       None
--------------------------- ------------------------ ---------------------------
Nancy Briguglio             Vice President                       None
--------------------------- ------------------------ ---------------------------
Daniel P. Hickey(1)         Vice President                       None
--------------------------- ------------------------ ---------------------------
Karina Istvan               Vice President                       None
--------------------------- ------------------------ ---------------------------
James Ryan                  Vice President                       None
--------------------------- ------------------------ ---------------------------
Sharon G. Marnien           Vice President                       None
--------------------------- ------------------------ ---------------------------

--------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
--------------------------------------------------------------------------------

          (c)       Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940
          and the rules under that section are maintained at 2005 Market Street,
          Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas City, MO
          64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                       13

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  16th day of
November, 2007.

                             DELAWARE GROUP EQUITY FUNDS I

                             By:  /s/ Patrick P. Coyne
                                    Patrick P. Coyne
                                Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                     Title                            Date
--------------------------------------------------------------------------------

/s/ Patrick P. Coyne          Chairman/President/Chief         November 16, 2007
Patrick P. Coyne              Executive Officer (Principal
                              Executive Officer) and Trustee

Thomas L. Bennett      *      Trustee                          November 16, 2007
Thomas L. Bennett

John A. Fry            *      Trustee                          November 16, 2007
John A. Fry

Anthony D. Knerr       *      Trustee                          November 16, 2007
Anthony D. Knerr

Lucinda S. Landreth    *      Trustee                          November 16, 2007
Lucinda S. Landreth

Ann R. Leven           *      Trustee                          November 16, 2007
Ann R. Leven

Thomas F. Madison      *      Trustee                          November 16, 2007
Thomas F. Madison

Janet L. Yeomans       *      Trustee                          November 16, 2007
Janet L. Yeomans

J. Richard Zecher      *      Trustee                          November 16, 2007
J. Richard Zecher

Richard Salus          *      Senior Vice President/Chief      November 16, 2007
Richard Salus                 Financial Officer (Principal
                              Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                               as Attorney-in-Fact
                        for each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                                       14

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       15

                                INDEX TO EXHIBITS
                      (DELAWARE GROUP EQUITY FUNDS I N-1A)

Exhibit No.         Exhibit

EX-99.a.3           Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and Declaration of Trust

EX-99.b             Amended and Restated By-Laws (November 16, 2006)

EX-99.g.1           Executed  Mutual Fund  Custody and  Services Agreement (July
                    20, 2007) between Mellon Bank, N.A. and the Registrant

EX-99.g.2           Executed Securities  Lending  Authorization  (July 20, 2007)
                    between Mellon Bank, N.A. and the Registrant

EX-99.h.1.ii        Executed  Schedule  B (June  1, 2007)  to  the   Shareholder
                    Services Agreement

EX-99.h.2           Form  of   Fund  Accounting  and   Financial  Administration
                    Services Agreement (September 28, 2007) between Mellon Bank,
                    N.A. and the Registrant

EX-99.h.3           Executed   Fund  Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant

EX-99.p.1           Code of  Ethics for the Delaware Investments Family of Funds
                    (September 2006)

EX-99.p.3           Code  of  Ethics for  Lincoln  Financial  Distributors, Inc.
                    (June 2007)

EX-99.q             Powers of Attorney (May 17, 2007)

                                       16